                                                RIVERSOURCE ANNUITIES(SM) [LOGO]

--------------------------------------------------------------------------------

      IDS LIFE OF NEW YORK
      EMPLOYEE BENEFIT ANNUITY

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--------------------------------------------------------------------------------

      2005 ANNUAL REPORT

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      S-6177 X (5/06)          Issued by: IDS Life Insurance Company of New York

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying individual statements of assets and liabilities of IDS Life of New York Accounts 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16, 17, 18
and 19 as of December 31, 2005, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of IDS Life of New York Accounts 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16, 17, 18 and 19's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of IDS Life of New York Accounts 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16, 17, 18 and 19's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of IDS Life of New York Accounts 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16, 17, 18 and 19 at December 31,
2005, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                               /s/ ERNST & YOUNG LLP

Minneapolis, Minnesota
March 31, 2006

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           IDS LIFE OF NEW YORK EMPLOYEE BENEFIT ANNUITY - 2005 ANNUAL REPORT  1
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

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET ACCOUNTS
                                                              ----------------------------------------------------------------------
DECEMBER 31, 2005                                                  18            9             6             5             15
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                                  $ 10,723,218  $ 92,044,561  $  4,526,622  $ 32,305,862  $ 28,564,029
Dividends receivable                                                    --            --        13,419       106,892            --
Accounts receivable from IDS Life of New York for
   certificate purchase payments                                        --            --           310            --            --
Receivable for share redemptions                                     8,971            --            --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    10,732,189    92,044,561     4,540,351    32,412,754    28,564,029
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------------------
Payable to IDS Life of New York for:
   Mortality and expense risk fee                                    9,019        76,393         3,778        27,016        23,477
   Certificate terminations                                          8,971        27,929            --        42,591        22,411
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   17,990       104,322         3,778        69,607        45,888
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to certificates in accumulation period    10,592,212    90,064,894     4,360,550    32,066,916    28,366,332
Net assets applicable to certificates in payment period            121,987     1,875,345       176,023       276,231       151,809
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $ 10,714,199  $ 91,940,239  $  4,536,573  $ 32,343,147  $ 28,518,141
====================================================================================================================================
(1))Investment shares                                              435,019     6,211,701     4,528,240     3,083,859     2,050,768
(2) Investments, at cost                                      $  9,227,878  $ 93,052,934  $  4,526,708  $ 33,811,517  $ 23,256,718
------------------------------------------------------------------------------------------------------------------------------------

                                                                                 SEGREGATED ASSET ACCOUNTS
                                                              ----------------------------------------------------------------------
DECEMBER 31, 2005 (CONTINUED)                                      12            16            13            10            4
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                                  $  5,515,418  $  4,475,172  $ 12,313,718  $ 42,305,907  $ 67,397,255
Dividends receivable                                                 9,967            --        51,143            --            --
Accounts receivable from IDS Life of New York for
   certificate purchase payments                                     1,915         6,796            --            --            --
Receivable for share redemptions                                        --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     5,527,300     4,481,968    12,364,861    42,305,907    67,397,255
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------------------
Payable to IDS Life of New York for:
   Mortality and expense risk fee                                    4,570         3,528        10,316        34,996        55,767
   Certificate terminations                                             --            --        26,101        34,498         5,790
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    4,570         3,528        36,417        69,494        61,557
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to certificates in accumulation period     5,451,720     4,477,259    12,145,079    41,869,510    66,751,920
Net assets applicable to certificates in payment period             71,010         1,181       183,365       366,903       583,778
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $  5,522,730  $  4,478,440  $ 12,328,444  $ 42,236,413  $ 67,335,698
====================================================================================================================================
(1))Investment shares                                              522,561       657,083     1,849,008     3,908,531     3,065,793
(2) Investments, at cost                                      $  5,496,308  $  4,076,982  $ 14,177,601  $ 48,133,368  $ 76,610,053
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

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2  IDS LIFE OF NEW YORK EMPLOYEE BENEFIT ANNUITY - 2005 ANNUAL REPORT
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

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                             SEGREGATED ASSET ACCOUNTS
                                                                            -------------------------------------------------------
DECEMBER 31, 2005 (CONTINUED)                                                    17            14            11            19
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                                                $  9,186,611  $ 44,388,844  $ 31,703,877  $  7,761,322
Dividends receivable                                                                  --            --            --            --
Accounts receivable from IDS Life of New York for
   certificate purchase payments                                                      --            --            --            --
Receivable for share redemptions                                                      --            --            --         3,440
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                   9,186,611    44,388,844    31,703,877     7,764,762
===================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------------
Payable to IDS Life of New York for:
   Mortality and expense risk fee                                                  7,605        37,250        26,266         6,532
   Certificate terminations                                                       27,264        43,684        12,061         3,440
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                 34,869        80,934        38,327         9,972
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to certificates in accumulation period                   9,096,560    43,361,215    31,297,370     7,699,471
Net assets applicable to certificates in payment period                           55,182       946,695       368,180        55,319
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                            $  9,151,742  $ 44,307,910  $ 31,665,550  $  7,754,790
===================================================================================================================================
(1)) Investment shares                                                           750,537     2,812,536     3,632,357       930,614
(2) Investments, at cost                                                    $  7,608,313  $ 40,484,007  $ 48,045,695  $  6,207,941
-----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

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           IDS LIFE OF NEW YORK EMPLOYEE BENEFIT ANNUITY - 2005 ANNUAL REPORT  3
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

STATEMENTS OF OPERATIONS

                                                                                      SEGREGATED ASSET ACCOUNTS
                                                                  ------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2005                                           18            9            6            5            15
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------------------
Dividend income                                                   $   131,665  $  2,587,633  $   133,801  $ 1,321,600  $   385,160
Variable account expenses                                             104,375     1,007,840       52,940      355,734      241,917
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        27,290     1,579,793       80,861      965,866      143,243
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
------------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
   Proceeds from sales                                              1,748,957    22,192,090    2,956,832    8,062,971    1,928,321
   Cost of investments sold                                         1,537,862    22,097,550    2,956,897    8,382,907    1,564,679
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      211,095        94,540          (65)    (319,936)     363,642
Distributions from capital gains                                           --     2,809,824           --           --    1,070,856
Net change in unrealized appreciation or depreciation of
  investments                                                         129,306    (1,750,559)          74     (258,631)   1,477,671
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        340,401     1,153,805            9     (578,567)   2,912,169
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations   $   367,691  $  2,733,598  $    80,870  $   387,299  $ 3,055,412
====================================================================================================================================

                                                                                      SEGREGATED ASSET ACCOUNTS
                                                                  ------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                               12           16           13            10           4
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------------------
Dividend income                                                   $   232,904  $     10,883  $   876,408  $   568,708  $   808,309
Variable account expenses                                              56,781        26,415      135,432      406,434      731,305
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                       176,123       (15,532)     740,976      162,274       77,004
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
------------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
   Proceeds from sales                                              1,065,200       335,803    3,396,041    6,130,241   18,009,008
   Cost of investments sold                                         1,024,808       304,305    3,911,838    7,695,190   21,284,314
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                       40,392        31,498     (515,797)  (1,564,949)  (3,275,306)
Distributions from capital gains                                       24,667            --           --           --           --
Net change in unrealized appreciation or depreciation of
   investments                                                       (591,317)      204,517      164,608    6,303,030    6,661,763
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (526,258)      236,015     (351,189)   4,738,081    3,386,457
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations   $  (350,135)  $   220,483  $   389,787  $ 4,900,355  $ 3,463,461
====================================================================================================================================

                                                                                            SEGREGATED ASSET ACCOUNTS
                                                                               -----------------------------------------------------
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                                            17           14            11           19
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------------------
Dividend income                                                                $         --  $   321,856  $    27,115  $        --
Variable account expenses                                                            88,424      549,148      339,198       73,906
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                     (88,424)    (227,292)    (312,083)     (73,906)
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
------------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
   Proceeds from sales                                                            1,853,979   24,764,941   10,210,337    1,337,169
   Cost of investments sold                                                       1,533,568   23,283,113   16,842,319    1,130,787
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                    320,411    1,481,828   (6,631,982)     206,382
Distributions from capital gains                                                    482,675           --           --           --
Net change in unrealized appreciation or depreciation of
   investments                                                                       75,568   (1,753,744)   9,299,491      283,595
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                      878,654     (271,916)   2,667,509      489,977
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                $    790,230  $  (499,208) $ 2,355,426  $   416,071
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
4  IDS LIFE OF NEW YORK EMPLOYEE BENEFIT ANNUITY - 2005 ANNUAL REPORT
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

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET ACCOUNTS
                                                                  ------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2005                                           18           9             6           5            15
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   $    27,290  $  1,579,793  $    80,861  $   965,866  $   143,243
Net realized gain (loss) on sales of investments                      211,095        94,540          (65)    (319,936)     363,642
Distributions from capital gains                                           --     2,809,824           --           --    1,070,856
Net change in unrealized appreciation or depreciation of
 investments                                                          129,306    (1,750,559)          74     (258,631)   1,477,671
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       367,691     2,733,598       80,870      387,299    3,055,412
===================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
CERTIFICATE TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------------
Certificate purchase payments                                         345,065       868,569      172,672      447,047      476,965
Net transfers(1)                                                    1,702,204    (4,239,489)    (320,372)    (528,883)   9,152,071
Transfers for policy loans                                             20,342       145,511       19,909       46,582       21,595
Adjustments to net assets allocated to certificates in
 payout period                                                        (15,058)     (183,286)      (6,213)     (33,817)     (17,182)
Certificate charges                                                    (5,967)      (78,491)      (3,906)     (24,720)     (15,038)
Certificate terminations:
   Surrender benefits                                              (1,473,155)  (16,123,277)  (1,523,234)  (5,738,336)  (3,572,497)
   Death benefits                                                     (90,718)   (1,412,170)    (116,218)  (1,046,947)    (159,201)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from certificate transactions                     482,713   (21,022,633)  (1,777,362)  (6,879,074)   5,886,713
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     9,863,795   110,229,274    6,233,065   38,834,922   19,576,016
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                         $10,714,199  $ 91,940,239  $ 4,536,573  $32,343,147  $28,518,141
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                              9,502,035    24,789,129    2,413,496    7,629,857   15,613,695
Certificate purchase payments                                         335,511       198,028       68,566       87,888      372,798
Net transfers(1)                                                    1,654,171      (967,275)    (128,092)    (106,915)   7,126,632
Transfers for policy loans                                             19,995        33,445        7,851        9,245       17,546
Certificate charges                                                    (5,824)      (17,990)      (1,549)      (4,885)     (11,657)
Certificate terminations:
   Surrender benefits                                              (1,429,211)   (3,649,016)    (603,333)  (1,129,813)  (2,738,949)
   Death benefits                                                     (88,886)     (337,953)     (45,650)    (205,989)    (123,764)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    9,987,791    20,048,368    1,711,289    6,279,388   20,256,301
====================================================================================================================================

(1)   Includes transfer activity from (to) other accounts and transfers from
      (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
           IDS LIFE OF NEW YORK EMPLOYEE BENEFIT ANNUITY - 2005 ANNUAL REPORT  5
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

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SEGREGATED ASSET ACCOUNTS
                                                                  ------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                              12             16          13          10             4
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   $   176,123  $    (15,532) $   740,976  $   162,274  $    77,004
Net realized gain (loss) on sales of investments                       40,392        31,498     (515,797)  (1,564,949)  (3,275,306)
Distributions from capital gains                                       24,667            --           --           --           --
Net change in unrealized appreciation or depreciation of
   investments                                                       (591,317)      204,517      164,608    6,303,030    6,661,763
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                        (350,135)      220,483      389,787    4,900,355    3,463,461
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
CERTIFICATE TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
Certificate purchase payments                                          61,900        75,597      178,988      688,966      860,661
Net transfers(1)                                                      927,328     2,905,755     (271,109)   1,587,698   (4,949,851)
Transfers for policy loans                                              2,664         2,765        9,568      108,196      185,516
Adjustments to net assets allocated to certificates in
   payout period                                                       (6,857)       (3,284)     (21,920)     (43,651)     (57,639)
Certificate charges                                                    (2,993)       (1,630)      (7,839)     (32,997)     (65,920)
Certificate terminations:
   Surrender benefits                                                (840,614)     (258,256)  (2,245,044)  (6,536,449) (12,130,781)
   Death benefits                                                     (16,256)           --     (155,164)    (304,096)    (955,525)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from certificate transactions                     125,172     2,720,947   (2,512,520)  (4,532,333) (17,113,539)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     5,747,693     1,537,010   14,451,177   41,868,391   80,985,776
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                         $ 5,522,730  $  4,478,440  $12,328,444  $42,236,413  $67,335,698
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                              3,575,719     2,023,162   10,286,007   26,380,196   13,631,908
Certificate purchase payments                                          40,357        97,022      128,470      432,922      144,985
Net transfers(1)                                                      592,149     3,703,006     (192,547)     975,576     (834,923)
Transfers for policy loans                                              1,743         4,604        6,882       73,938       31,770
Certificate charges                                                    (1,953)       (2,097)      (5,611)     (20,654)     (11,160)
Certificate terminations:
   Surrender benefits                                                (548,255)     (329,977)  (1,601,484)  (4,042,965)  (2,030,543)
   Death benefits                                                     (10,720)           --     (110,349)    (208,443)    (161,708)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    3,649,040     5,495,720    8,511,368   23,590,570   10,770,329
====================================================================================================================================

(1)   Includes transfer activity from (to) other accounts and transfers from
      (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
6  IDS LIFE OF NEW YORK EMPLOYEE BENEFIT ANNUITY - 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         SEGREGATED ASSET ACCOUNTS
                                                                        ------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                                     17             14             11              19
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                         $     (88,424)  $   (227,292)  $   (312,083)  $    (73,906)
Net realized gain (loss) on sales of investments                              320,411      1,481,828     (6,631,982)       206,382
Distributions from capital gains                                              482,675             --             --             --
Net change in unrealized appreciation or depreciation of investments           75,568     (1,753,744)     9,299,491        283,595
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations               790,230       (499,208)     2,355,426        416,071
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
CERTIFICATE TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
Certificate purchase payments                                                 192,086        876,038        561,016        162,489
Net transfers(1)                                                              784,456    (13,558,604)    (4,477,785)       940,201
Transfers for policy loans                                                      7,636        130,456        107,429         32,110
Adjustments to net assets allocated to certificates in payout period           (4,692)      (103,930)       (35,302)        (8,579)
Certificate charges                                                            (5,078)       (47,523)       (31,855)        (4,330)
Certificate terminations:
   Surrender benefits                                                      (1,438,414)   (10,952,807)    (5,545,935)      (943,636)
   Death benefits                                                             (36,991)      (363,111)      (321,855)       (52,602)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from certificate transactions                            (500,997)   (24,019,481)    (9,744,287)       125,653
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                             8,862,509     68,826,599     39,054,411      7,213,066
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                               $   9,151,742   $ 44,307,910   $ 31,665,550   $  7,754,790
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                                      7,975,456     41,225,861     24,126,184      7,847,814
Certificate purchase payments                                                 173,538        547,537        351,796        183,792
Net transfers(1)                                                              711,007     (8,483,621)    (2,812,867)     1,073,228
Transfers for policy loans                                                      7,517         81,936         68,816         37,302
Certificate charges                                                            (4,577)       (29,721)       (20,005)        (4,884)
Certificate terminations:
   Surrender benefits                                                      (1,264,465)    (6,776,566)    (3,459,030)      (988,014)
   Death benefits                                                             (43,330)      (280,396)      (197,777)      (116,670)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                            7,555,146     26,285,030     18,057,117      8,032,568
====================================================================================================================================

(1)   Includes  transfer  activity from (to) other  accounts and transfers  from
      (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
            IDS LIFE OF NEW YORK EMPLOYEE BENEFIT ANNUITY - 2005 ANNUAL REPORT 7
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET ACCOUNTS
                                                         ---------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004                                  18              9               6             5              15
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                          $    (23,448)  $   1,430,904   $    (20,615)  $  1,205,813   $     89,678
Net realized gain (loss) on sales of investments               64,643      (1,104,760)          (309)      (475,868)       104,190
Net change in unrealized appreciation or depreciation
   of investments                                             830,844       8,683,152            309        685,031      2,366,286
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                 872,039       9,009,296        (20,615)     1,414,976      2,560,154
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
CERTIFICATE TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
Certificate purchase payments                                 166,114       1,202,992        168,412        493,263        336,806
Net transfers(1)                                            2,242,704      (7,514,945)     1,091,810     (4,921,851)     7,232,144
Transfers for policy loans                                     13,559         200,581         17,742         45,540         19,414
Adjustments to net assets allocated to certificates
   in payout period                                           (13,773)       (179,739)        (8,312)       (34,553)       (12,393)
Certificate charges                                            (5,061)        (90,490)        (5,215)       (30,284)        (9,026)
Certificate terminations:
   Surrender benefits                                      (1,057,570)    (12,375,044)    (3,159,848)    (5,651,302)    (1,537,863)
   Death benefits                                             (87,640)     (1,246,553)      (116,794)      (705,692)      (112,022)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from certificate transactions           1,258,333     (20,003,198)    (2,012,205)   (10,804,879)     5,917,060
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             7,733,423     121,223,176      8,265,885     48,224,825     11,098,802
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $  9,863,795   $ 110,229,274   $  6,233,065   $ 38,834,922   $ 19,576,016
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                      8,170,865      29,625,814      3,253,178      9,811,383     10,316,132
Certificate purchase payments                                 174,477         292,962         67,097         99,830        303,752
Net transfers(1)                                            2,350,135      (1,841,271)       394,354       (998,794)     6,478,499
Transfers for policy loans                                     14,460          49,060          7,502          9,329         17,707
Certificate charges                                            (5,349)        (22,174)        (2,100)        (6,143)        (8,173)
Certificate terminations:
   Surrender benefits                                      (1,109,754)     (2,952,340)    (1,260,011)    (1,124,667)    (1,389,669)
   Death benefits                                             (92,799)       (362,922)       (46,524)      (161,081)      (104,553)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            9,502,035      24,789,129      2,413,496      7,629,857     15,613,695
====================================================================================================================================

(1)   Includes  transfer  activity from (to) other  accounts and transfers  from
      (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
8 IDS LIFE OF NEW YORK EMPLOYEE BENEFIT ANNUITY - 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET ACCOUNTS
                                                         ---------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                      12             16              13             10             4
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                          $    171,868   $     (10,110)  $    863,519   $     38,373   $    (94,202)
Net realized gain (loss) on sales of investments               71,751          22,601       (564,823)    (2,137,371)    (3,735,349)
Net change in unrealized appreciation or depreciation
   of investments                                             217,691          84,992      1,106,073      8,011,081      7,448,131
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                 461,310          97,483      1,404,769      5,912,083      3,618,580
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
CERTIFICATE TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
Certificate purchase payments                                  37,947          74,021        203,758        640,163      1,147,718
Net transfers(1)                                              275,169         159,262        749,461        702,531     (4,382,298)
Transfers for policy loans                                      3,360           3,200         15,608        107,306        210,398
Adjustments to net assets allocated to certificates
   in payout period                                            (6,021)           (202)       (20,294)       (37,364)       (56,848)
Certificate charges                                            (3,056)           (934)        (8,571)       (33,478)       (77,546)
Certificate terminations:
   Surrender benefits                                        (759,030)       (101,617)    (2,144,106)    (4,044,040)    (9,233,963)
   Death benefits                                            (137,045)             --       (168,902)      (338,668)      (739,488)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from certificate transactions            (588,676)        133,730     (1,373,046)    (3,003,550)   (13,132,027)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             5,875,059       1,305,797     14,419,454     38,959,858     90,499,223
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $  5,747,693   $   1,537,010   $ 14,451,177   $ 41,868,391   $ 80,985,776
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                      3,982,033       1,844,374     11,318,115     28,524,562     15,977,022
Certificate purchase payments                                  25,702         104,286        157,287        454,958        204,446
Net transfers(1)                                              174,580         214,911        581,436        474,629       (785,638)
Transfers for policy loans                                      2,358           6,677         12,338         76,966         37,974
Certificate charges                                            (2,093)         (1,334)        (6,609)       (23,976)       (13,968)
Certificate terminations:
   Surrender benefits                                        (512,806)       (145,752)    (1,648,818)    (2,863,113)    (1,638,718)
   Death benefits                                             (94,055)             --       (127,742)      (263,830)      (149,210)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            3,575,719       2,023,162     10,286,007     26,380,196     13,631,908
====================================================================================================================================

(1)   Includes  transfer  activity from (to) other  accounts and transfers  from
      (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
            IDS LIFE OF NEW YORK EMPLOYEE BENEFIT ANNUITY - 2005 ANNUAL REPORT 9
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         SEGREGATED ASSET ACCOUNTS
                                                                        ------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                                      17             14             11             19
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                         $     (77,959)  $     (4,267)  $   (403,741)  $    (64,132)
Net realized gain (loss) on sales of investments                              105,429        813,431     (7,689,497)       100,518
Net change in unrealized appreciation or depreciation of investments          635,726        391,400     10,941,037        721,372
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations               663,196      1,200,564      2,847,799        757,758
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
CERTIFICATE TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
Certificate purchase payments                                                 212,453      1,254,498        767,647        197,633
Net transfers(1)                                                            1,584,636     (7,103,305)    (4,265,906)     1,484,335
Transfers for policy loans                                                     10,417        209,111        102,145         29,155
Adjustments to net assets allocated to certificates in payout period           (4,469)      (106,533)       (33,624)        (9,407)
Certificate charges                                                            (4,584)       (64,498)       (39,191)        (3,795)
Certificate terminations:
   Surrender benefits                                                        (980,362)    (9,992,504)    (4,890,480)      (787,865)
   Death benefits                                                                (722)      (464,934)      (275,911)       (26,327)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from certificate transactions                             817,369    (16,268,165)    (8,635,320)       883,729
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                             7,381,944     83,894,200     44,841,932      5,571,579
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                $  8,862,509   $ 68,826,599   $ 39,054,411   $  7,213,066
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                                      7,165,938     51,476,984     30,037,848      6,807,345
Certificate purchase payments                                                 207,228        789,172        522,138        235,192
Net transfers(1)                                                            1,545,014     (4,533,416)    (2,931,718)     1,758,608
Transfers for policy loans                                                     11,056        134,203         70,450         34,343
Certificate charges                                                            (4,527)       (40,960)       (26,938)        (4,577)
Certificate terminations:
   Surrender benefits                                                        (948,578)    (6,305,713)    (3,297,187)      (952,110)
   Death benefits                                                                (675)      (294,409)      (248,409)       (30,987)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                            7,975,456     41,225,861     24,126,184      7,847,814
====================================================================================================================================

(1)   Includes  transfer  activity from (to) other  accounts and transfers  from
      (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
10 IDS LIFE OF NEW YORK EMPLOYEE BENEFIT ANNUITY - 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

IDS Life of New York Accounts 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16, 17, 18 and
19 (collectively, the Accounts) were established under New York law as segregated asset accounts of IDS Life Insurance Company of New York (IDS Life of New York). The Accounts are registered together as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exist in accordance with the rules and regulations of the New York State Insurance Department.

The Accounts are used as a funding vehicle for IDS Life of New York Employee Benefit Annuity issued by IDS Life of New York.

Each Account invests exclusively in shares of the following funds (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding Account name are provided below.

ACCOUNT    FUND
-------------------------------------------------------------------------------------
18         AllianceBernstein VPS Growth and Income Portfolio (Class B)
9          RiverSource(SM) Variable Portfolio - Balanced Fund
              (previously AXP(R) Variable Portfolio - Managed Fund)
6          RiverSource(SM) Variable Portfolio - Cash Management Fund
              (previously AXP(R) Variable Portfolio - Cash Management Fund)
5          RiverSource(SM) Variable Portfolio - Diversified Bond Fund
              (previously AXP(R) Variable Portfolio - Diversified Bond Fund)
15         RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund
              (previously AXP(R) Variable Portfolio - Diversified Equity Income Fund)
12         RiverSource(SM) Variable Portfolio - Global Bond Fund
              (previously AXP(R) Variable Portfolio - Global Bond Fund)
16         RiverSource(SM) Variable Portfolio - Growth Fund
              (previously AXP(R) Variable Portfolio - Growth Fund)
13         RiverSource(SM) Variable Portfolio - High Yield Bond Fund
              (previously AXP(R) Variable Portfolio - High Yield Bond Fund)
10         RiverSource(SM) Variable Portfolio - International Opportunity Fund
              (previously AXP(R) Variable Portfolio - Threadneedle International Fund)
4          RiverSource(SM) Variable Portfolio - Large Cap Equity Fund(1)
              (previously AXP(R) Variable Portfolio - Large Cap Equity Fund)
17         RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund(2)
              (previously AXP(R) Variable Portfolio - Equity Select Fund)
14         RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)(1)
              (previously AXP(R) Variable Portfolio - New Dimensions Fund(R))
11         RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund(2)
              (previously AXP(R) Variable Portfolio - Strategy Aggressive Fund)
19         Wells Fargo Advantage VT Small Cap Growth Fund
-------------------------------------------------------------------------------------

(1) RiverSource(SM) Variable Portfolio - New Dimensions Fund(R) merged into RiverSource(SM) Variable Portfolio - Large Cap Equity Fund on March 17, 2006.

(2) RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund merged into RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund on March 17, 2006.

The assets of the Accounts are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life of New York.

IDS Life of New York serves as issuer of the contracts and related certificates.

Ameriprise Financial, Inc. (Ameriprise Financial) (formerly American Express Financial Corporation) was formerly a wholly-owned subsidiary of American Express Company. On Sept. 30, 2005, American Express Company distributed its Ameriprise Financial common shares to American Express Company shareholders. Ameriprise Financial is the parent company of IDS Life Insurance Company (IDS
Life). IDS Life is the parent company of IDS Life of New York. Ameriprise Financial owns all the outstanding stock of IDS Life and replaced American Express Company as the ultimate control person of IDS Life of New York.

CORPORATE CONSOLIDATION

Later this year, one of IDS Life of New York's affiliates, American Centurion Life Assurance Company, plans to merge into IDS Life of New York. This merger will help simplify overall corporate structure because these two life insurance companies will be consolidated into one. This consolidation is expected to occur at the end of 2006, subject to certain regulatory and other approvals. At the time of the consolidation, IDS Life of New York will be renamed to RiverSource Life Insurance Co. of New York. This consolidation and renaming will not have any adverse effect on the benefits under your certificate.

--------------------------------------------------------------------------------
          IDS LIFE OF NEW YORK EMPLOYEE BENEFIT ANNUITY - 2005 ANNUAL REPORT  11
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the Accounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the Accounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate would be 5%, as regulated by the laws of the state. The mortality risk is fully borne by IDS Life of New York and may result in additional amounts being transferred into the variable annuity account by IDS Life of New York to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES

IDS Life of New York is taxed as a life insurance company. The Accounts are treated as part of IDS Life of New York for federal income tax purposes. Under existing tax law, no income taxes are payable with respect to any investment income of the Accounts to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. IDS Life of New York will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

3. VARIABLE ACCOUNT EXPENSES

IDS Life of New York makes contractual assurances to the Accounts that possible future adverse changes in administrative expenses and mortality experience of the certificate owners and annuitants will not affect the Accounts. IDS Life of New York deducts a daily mortality and expense risk fee equal, on an annual basis, to 1% of the average daily net assets of each Account.

4. CERTIFICATE CHARGES

IDS Life of New York deducts a certificate administrative charge of $20 to $30 per year depending upon the product selected. This charge reimburses IDS Life of New York for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying certificate value.

5. SURRENDER CHARGES

IDS Life of New York may use a surrender charge to help it recover certain expenses related to the sale of the annuity. When applicable, a surrender charge will apply for a maximum number of years, as depicted in the surrender charge schedule included in the applicable product's prospectus. Charges by IDS Life of New York for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $1,259,582 in 2005 and $1,302,654 in 2004. Such charges are not treated as a separate expense of the Accounts. They are ultimately deducted from contract surrender benefits paid by IDS Life of New York.

--------------------------------------------------------------------------------
12  IDS LIFE OF NEW YORK EMPLOYEE BENEFIT ANNUITY - 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

6. RELATED PARTY TRANSACTIONS

For the period from Oct. 1, 2005 through Dec. 31, 2005, management fees were paid indirectly to RiverSource Investments, LLC, an affiliate of IDS Life of New York, in its capacity as investment manager for the following RiverSource(SM) Variable Portfolio Funds (formerly American Express(R) Variable Portfolio Funds) shown in the table below. For the period from Jan. 1, 2005 through Sept. 30, 2005, investment management services were paid indirectly to Ameriprise Financial. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:

FUND                                                                     PERCENTAGE RANGE
-----------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund                       0.630% to 0.550%
RiverSource(SM) Variable Portfolio - Cash Management Fund                0.510% to 0.440%
RiverSource(SM) Variable Portfolio - Diversified Bond Fund               0.610% to 0.535%
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund      0.560% to 0.470%
RiverSource(SM) Variable Portfolio - Global Bond Fund                    0.840% to 0.780%
RiverSource(SM) Variable Portfolio - Growth Fund                         0.630% to 0.570%
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                0.620% to 0.545%
RiverSource(SM) Variable Portfolio - International Opportunity Fund      0.870% to 0.795%
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund               0.630% to 0.570%
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                 0.650% to 0.560%
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)              0.630% to 0.570%
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund            0.650% to 0.575%
-----------------------------------------------------------------------------------------

For the following Funds the fee may be adjusted upward or downward by a maximum performance incentive adjustment of 0.08% for RiverSource(SM) Variable Portfolio
- Balanced Fund and 0.12% for each remaining Fund. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets.

RiverSource(SM) Variable Portfolio - Balanced Fund
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund RiverSource(SM) Variable Portfolio - Growth Fund
RiverSource(SM) Variable Portfolio - International Opportunity Fund RiverSource(SM) Variable Portfolio - Large Cap Equity Fund
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund

The RiverSource(SM) Variable Portfolio Funds, as shown in the table below, also have an agreement with IDS Life, an affiliate of IDS Life of New York, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The following RiverSource(SM) Variable Portfolio Funds, as shown in the table below, have an Administrative Services Agreement with Ameriprise Financial. Under this agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:

FUND                                                                     PERCENTAGE RANGE
-----------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund                       0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Cash Management Fund                0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Diversified Bond Fund               0.070% to 0.040%
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund      0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Global Bond Fund                    0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Growth Fund                         0.060% to 0.030%
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                0.070% to 0.040%
RiverSource(SM) Variable Portfolio - International Opportunity Fund      0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund               0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                 0.060% to 0.030%
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)              0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund            0.060% to 0.030%
-----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
          IDS LIFE OF NEW YORK EMPLOYEE BENEFIT ANNUITY - 2005 ANNUAL REPORT  13
--------------------------------------------------------------------------------

Prior to Oct. 1, 2005, the fee percentage of each Fund's average daily net assets declined annually as each Fund's assets increased as follows:

FUND                                                                     PERCENTAGE RANGE
-----------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund                       0.040% to 0.020%
RiverSource(SM) Variable Portfolio - Cash Management Fund                0.030% to 0.020%
RiverSource(SM) Variable Portfolio - Diversified Bond Fund               0.050% to 0.025%
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund      0.040% to 0.020%
RiverSource(SM) Variable Portfolio - Global Bond Fund                    0.060% to 0.040%
RiverSource(SM) Variable Portfolio - Growth Fund                         0.050% to 0.030%
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                0.050% to 0.025%
RiverSource(SM) Variable Portfolio - International Opportunity Fund      0.060% to 0.035%
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund               0.050% to 0.030%
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                 0.060% to 0.030%
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)              0.050% to 0.030%
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund            0.060% to 0.035%
-----------------------------------------------------------------------------------------

The RiverSource(SM) Variable Portfolio Funds, as shown in the table above, pay custodian fees to Ameriprise Trust Company (formerly American Express Trust Company), an affiliate of IDS Life of New York.

SUBSEQUENT EVENT

Shareholders approved moving transfer agent services from the Investment Management Services Agreement to a new transfer agent agreement at a shareholder meeting on Feb. 15, 2006 for the RiverSource(SM) Variable Portfolio Funds shown in the table above. The Funds will then enter into a separate transfer agent agreement with RiverSource Service Corporation. The fee under that agreement will be uniform for the RiverSource(SM) Variable Portfolio Funds shown in the table above at an annual rate of 0.06% of average daily net assets. The impact of moving transfer agent fees from the Investment Management Services Agreement fee schedules varies by each fund and decreases the rate between 0.03% and 0.15% of average daily net assets.

7. INVESTMENT TRANSACTIONS

The Accounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2005 were as follows:

ACCOUNT   FUND                                                                   PURCHASES
-------------------------------------------------------------------------------------------
18        AllianceBernstein VPS Growth and Income Portfolio (Class B)           $ 2,267,979
9         RiverSource(SM) Variable Portfolio - Balanced Fund                      5,534,403
6         RiverSource(SM) Variable Portfolio - Cash Management Fund               1,277,637
5         RiverSource(SM) Variable Portfolio - Diversified Bond Fund              2,221,290
15        RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund     9,062,534
12        RiverSource(SM) Variable Portfolio - Global Bond Fund                   1,385,770
16        RiverSource(SM) Variable Portfolio - Growth Fund                        3,037,081
13        RiverSource(SM) Variable Portfolio - High Yield Bond Fund               1,647,027
10        RiverSource(SM) Variable Portfolio - International Opportunity Fund     1,797,727
4         RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                874,202
17        RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                1,776,051
14        RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)               491,290
11        RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund             103,029
19        Wells Fargo Advantage VT Small Cap Growth Fund                          1,395,448
-------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
14  IDS LIFE OF NEW YORK EMPLOYEE BENEFIT ANNUITY - 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the Accounts.

                                   18(4)       9         6         5      15(4)      12      16(4)       13        10        4
                                 ---------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2001                 $  0.92   $   3.92   $  2.52   $  4.52  $  0.95   $ 1.14   $  0.80   $  1.10   $  1.32   $   5.69
At Dec. 31, 2002                 $  0.71   $   3.38   $  2.53   $  4.72  $  0.76   $ 1.30   $  0.59   $  1.01   $  1.07   $   4.40
At Dec. 31, 2003                 $  0.93   $   4.02   $  2.51   $  4.88  $  1.06   $ 1.46   $  0.71   $  1.26   $  1.35   $   5.62
At Dec. 31, 2004                 $  1.02   $   4.37   $  2.51   $  5.05  $  1.25   $ 1.59   $  0.76   $  1.39   $  1.57   $   5.90
At Dec. 31, 2005                 $  1.06   $   4.49   $  2.55   $  5.11  $  1.40   $ 1.49   $  0.81   $  1.43   $  1.77   $   6.20
------------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                   4,394     44,073     6,508    13,011    4,963    4,016        95    13,221    44,105     24,285
At Dec. 31, 2002                   7,308     34,687     5,438    12,733    9,189    4,993       823    11,031    33,577     18,385
At Dec. 31, 2003                   8,171     29,626     3,253     9,811   10,316    3,982     1,844    11,318    28,525     15,977
At Dec. 31, 2004                   9,502     24,789     2,413     7,630   15,614    3,576     2,023    10,286    26,380     13,632
At Dec. 31, 2005                   9,988     20,048     1,711     6,279   20,256    3,649     5,496     8,511    23,591     10,770
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $ 4,056   $174,755   $16,591   $59,070  $ 4,716   $4,613   $    76   $14,664   $58,500   $138,941
At Dec. 31, 2002                 $ 5,297   $118,949   $13,843   $60,437  $ 7,023   $6,551   $   483   $11,360   $36,141   $ 81,362
At Dec. 31, 2003                 $ 7,733   $121,223   $ 8,266   $48,225  $11,099   $5,875   $ 1,306   $14,419   $38,960   $ 90,499
At Dec. 31, 2004                 $ 9,864   $110,229   $ 6,233   $38,835  $19,576   $5,748   $ 1,537   $14,451   $41,868   $ 80,986
At Dec. 31, 2005                 $10,714   $ 91,940   $ 4,537   $32,343  $28,518   $5,523   $ 4,478   $12,328   $42,236   $ 67,336
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001    0.09%      2.49%     3.52%     6.44%    1.40%    3.27%       --     11.00%     1.20%      0.29%
For the year ended Dec. 31, 2002    0.56%      2.56%     1.16%     5.07%    1.62%    4.82%     0.14%     7.84%     0.96%      0.52%
For the year ended Dec. 31, 2003    0.84%      2.25%     0.52%     3.61%    1.63%    7.21%     0.21%     7.71%     0.91%      0.62%
For the year ended Dec. 31, 2004    0.74%      2.27%     0.72%     3.81%    1.63%    4.08%     0.32%     7.02%     1.11%      0.89%
For the year ended Dec. 31, 2005    1.26%      2.57%     2.53%     3.71%    1.59%    4.09%     0.41%     6.47%     1.40%      1.10%
------------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    1.00%      1.00%     1.00%     1.00%    1.00%    1.00%     1.00%     1.00%     1.00%      1.00%
For the year ended Dec. 31, 2002    1.00%      1.00%     1.00%     1.00%    1.00%    1.00%     1.00%     1.00%     1.00%      1.00%
For the year ended Dec. 31, 2003    1.00%      1.00%     1.00%     1.00%    1.00%    1.00%     1.00%     1.00%     1.00%      1.00%
For the year ended Dec. 31, 2004    1.00%      1.00%     1.00%     1.00%    1.00%    1.00%     1.00%     1.00%     1.00%      1.00%
For the year ended Dec. 31, 2005    1.00%      1.00%     1.00%     1.00%    1.00%    1.00%     1.00%     1.00%     1.00%      1.00%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001   (8.00%)   (11.51%)    2.44%     6.60%   (5.00%)   0.00%   (20.00%)    4.76%   (29.41%)   (18.95%)
For the year ended Dec. 31, 2002  (22.83%)   (13.78%)    0.40%     4.42%  (20.00%)  14.04%   (26.25%)   (8.18%)  (18.94%)   (22.67%)
For the year ended Dec. 31, 2003   30.99%     18.93%    (0.79%)    3.39%   39.47%   12.31%    20.34%    24.75%    26.17%     27.73%
For the year ended Dec. 31, 2004   10.11%      8.51%    (0.26%)    3.45%   17.03%    8.93%     7.35%    10.29%    16.24%      4.83%
For the year ended Dec. 31, 2005    3.56%      2.89%     1.59%     1.11%   12.38%   (5.94%)    7.53%     2.99%    12.73%      5.12%
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
          IDS LIFE OF NEW YORK EMPLOYEE BENEFIT ANNUITY - 2005 ANNUAL REPORT  15
--------------------------------------------------------------------------------

                                       17(4)             14               11              19(4)
                                    ----------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2001                    $      0.99      $      1.69      $      1.72      $      0.94
At Dec. 31, 2002                    $      0.84      $      1.31      $      1.16      $      0.57
At Dec. 31, 2003                    $      1.02      $      1.61      $      1.48      $      0.81
At Dec. 31, 2004                    $      1.10      $      1.64      $      1.60      $      0.91
At Dec. 31, 2005                    $      1.20      $      1.65      $      1.73      $      0.96
----------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                          1,646           79,769           48,699            1,279
At Dec. 31, 2002                          5,143           60,828           35,545            4,352
At Dec. 31, 2003                          7,166           51,477           30,038            6,807
At Dec. 31, 2004                          7,975           41,226           24,126            7,848
At Dec. 31, 2005                          7,555           26,285           18,057            8,033
----------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                    $     1,624      $   135,369      $    84,352      $     1,201
At Dec. 31, 2002                    $     4,334      $    80,249      $    41,588      $     2,549
At Dec. 31, 2003                    $     7,382      $    83,894      $    44,842      $     5,572
At Dec. 31, 2004                    $     8,863      $    68,827      $    39,054      $     7,213
At Dec. 31, 2005                    $     9,152      $    44,308      $    31,666      $     7,755
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001             --             0.22%            0.20%              --
For the year ended Dec. 31, 2002             --             0.50%              --               --
For the year ended Dec. 31, 2003             --             0.67%              --               --
For the year ended Dec. 31, 2004             --             1.00%              --               --
For the year ended Dec. 31, 2005             --             0.59%            0.08%              --
----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           1.00%            1.00%            1.00%            1.00%
For the year ended Dec. 31, 2002           1.00%            1.00%            1.00%            1.00%
For the year ended Dec. 31, 2003           1.00%            1.00%            1.00%            1.00%
For the year ended Dec. 31, 2004           1.00%            1.00%            1.00%            1.00%
For the year ended Dec. 31, 2005           1.00%            1.00%            1.00%            1.00%
----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001          (1.00%)         (17.56%)         (33.59%)          (6.00%)
For the year ended Dec. 31, 2002         (15.15%)         (22.49%)         (32.56%)         (39.36%)
For the year ended Dec. 31, 2003          21.43%           22.90%           27.59%           42.11%
For the year ended Dec. 31, 2004           8.02%            2.25%            8.32%           12.64%
For the year ended Dec. 31, 2005           9.03%            0.29%            8.10%            5.19%
----------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Account from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Accounts invest. These ratios are annualized for periods less than one year.

(2) These ratios represent the annualized certificate expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to certificate owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)   Operations commenced on June 1, 2001.

--------------------------------------------------------------------------------
16  IDS LIFE OF NEW YORK EMPLOYEE BENEFIT ANNUITY - 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION

(Unaudited)

The following tables give per-unit information about the financial history of each variable account. The date in which operations commenced in each variable account is noted in parentheses.

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                         2005     2004     2003     2002     2001     2000     1999     1998     1997     1996
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (6/1/2001)
Accumulation unit value at beginning
  of period                               $  1.02  $  0.93  $  0.71  $  0.92  $  1.00       --       --       --       --       --
Accumulation unit value at end of period  $  1.06  $  1.02  $  0.93  $  0.71  $  0.92       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            9,988    9,502    8,171    7,308    4,394       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - BALANCED FUND (4/30/1986)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning
  of period                               $  4.37  $  4.02  $  3.38  $  3.92  $  4.43  $  4.58  $  4.03  $  3.51  $  2.96  $  2.57
Accumulation unit value at end of period  $  4.49  $  4.37  $  4.02  $  3.38  $  3.92  $  4.43  $  4.58  $  4.03  $  3.51  $  2.96
Number of accumulation units outstanding
  at end of period (000 omitted)           20,048   24,789   29,626   34,687   44,073   50,700   59,965   67,428   73,557   75,219
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (10/25/1982)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning
  of period                               $  2.51  $  2.51  $  2.53  $  2.52  $  2.46  $  2.34  $  2.26  $  2.17  $  2.07  $  1.99
Accumulation unit value at end of period  $  2.55  $  2.51  $  2.51  $  2.53  $  2.52  $  2.46  $  2.34  $  2.26  $  2.17  $  2.07
Number of accumulation units outstanding
  at end of period (000 omitted)            1,711    2,413    3,253    5,438    6,508    4,607    5,999    6,515    4,651    5,927

*The 7-day simple and compound yields for RiverSource(SM) Variable Portfolio - Cash Management Fund at Dec. 31, 2005 were 2.53%
and 2.57%, respectively.
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (10/25/1982)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning
  of period                               $  5.05  $  4.88  $  4.72  $  4.52  $  4.24  $  4.06  $  4.03  $  4.01  $  3.73  $  3.53
Accumulation unit value at end of period  $  5.11  $  5.05  $  4.88  $  4.72  $  4.52  $  4.24  $  4.06  $  4.03  $  4.01  $  3.73
Number of accumulation units outstanding
  at end of period (000 omitted)            6,279    7,630    9,811   12,733   13,011   13,342   16,987   20,262   21,882   24,424
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (6/1/2001)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning
  of period                               $  1.25  $  1.06  $  0.76  $  0.95  $  1.00       --       --       --       --       --
Accumulation unit value at end of period  $  1.40  $  1.25  $  1.06  $  0.76  $  0.95       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)           20,256   15,614   10,316    9,189    4,963       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GLOBAL BOND FUND (5/1/1996)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit value at beginning
  of period                               $  1.59  $  1.46  $  1.30  $  1.14  $  1.14  $  1.12  $  1.18  $  1.10  $  1.07  $  1.00
Accumulation unit value at end of period  $  1.49  $  1.59  $  1.46  $  1.30  $  1.14  $  1.14  $  1.12  $  1.18  $  1.10  $  1.07
Number of accumulation units outstanding
  at end of period (000 omitted)            3,649    3,576    3,982    4,993    4,016    4,548    5,735    6,220    5,578    2,311
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GROWTH FUND (6/1/2001)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning
  of period                               $  0.76  $  0.71  $  0.59  $  0.80  $  1.00       --       --       --       --       --
Accumulation unit value at end of period  $  0.81  $  0.76  $  0.71  $  0.59  $  0.80       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            5,496    2,023    1,844      823       95       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (5/1/1996)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit value at beginning
  of period                               $  1.39  $  1.26  $  1.01  $  1.10  $  1.05  $  1.17  $  1.12  $  1.18  $  1.05     1.00
Accumulation unit value at end of period  $  1.43  $  1.39  $  1.26  $  1.01  $  1.10  $  1.05  $  1.17  $  1.12  $  1.18     1.05
Number of accumulation units outstanding
  at end of period (000 omitted)            8,511   10,286   11,318   11,031   13,221   14,688   17,003   17,820   12,894    4,671
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
          IDS LIFE OF NEW YORK EMPLOYEE BENEFIT ANNUITY - 2005 ANNUAL REPORT  17
--------------------------------------------------------------------------------

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                         2005     2004     2003     2002     2001     2000     1999     1998     1997     1996
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (1/13/1992)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND)
Accumulation unit value at beginning
  of period                               $  1.57  $  1.35  $  1.07  $  1.32  $  1.87  $  2.51  $  1.74  $  1.52  $  1.50  $  1.38
Accumulation unit value at end of period  $  1.77  $  1.57  $  1.35  $  1.07  $  1.32  $  1.87  $  2.51  $  1.74  $  1.52  $  1.50
Number of accumulation units outstanding
  at end of period (000 omitted)           23,591   26,380   28,525   33,577   44,105   53,666   59,132   67,198   75,831   77,830
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (10/25/1982)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning
  of period                               $  5.90  $  5.62  $  4.40  $  5.69  $  7.02  $  8.60  $  7.02  $  5.71  $  4.64  $  4.35
Accumulation unit value at end of period  $  6.20  $  5.90  $  5.62  $  4.40  $  5.69  $  7.02  $  8.60  $  7.02  $  5.71  $  4.64
Number of accumulation units outstanding
  at end of period (000 omitted)           10,770   13,632   15,977   18,385   24,285   28,855   33,850   37,947   41,666   47,283

*RiverSource(SM) Variable Portfolio - New Dimensions Fund(R) merged into RiverSource(SM) Variable Portfolio - Large Cap Equity Fund
on March 17, 2006.
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH FUND* (6/1/2001)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning
  of period                               $  1.10  $  1.02  $  0.84  $  0.99  $  1.00       --       --       --       --       --
Accumulation unit value at end of period  $  1.20  $  1.10  $  1.02  $  0.84  $  0.99       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            7,555    7,975    7,166    5,143    1,646       --       --       --       --       --

*RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund merged into RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund
on March 17, 2006.
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (5/1/1996)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning
  of period                               $  1.64  $  1.61  $  1.31  $  1.69  $  2.05  $  2.27  $  1.74  $  1.37  $  1.11  $  1.00
Accumulation unit value at end of period  $  1.65  $  1.64  $  1.61  $  1.31  $  1.69  $  2.05  $  2.27  $  1.74  $  1.37  $  1.11
Number of accumulation units outstanding
  at end of period (000 omitted)           26,285   41,226   51,477   60,828   79,769   87,213   88,673   75,581   64,613   27,817

*RiverSource(SM) Variable Portfolio - New Dimensions Fund(R) merged into RiverSource(SM) Variable Portfolio - Large Cap Equity Fund
on March 17, 2006.
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND* (1/13/1992)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning
  of period                               $  1.60  $  1.48  $  1.16  $  1.72  $  2.59  $  3.24  $  1.91  $  1.88  $  1.69  $  1.47
Accumulation unit value at end of period  $  1.73  $  1.60  $  1.48  $  1.16  $  1.72  $  2.59  $  3.24  $  1.91  $  1.88  $  1.69
Number of accumulation units outstanding
  at end of period (000 omitted)           18,057   24,126   30,038   35,545   48,699   56,989   61,638   73,610   79,813   77,673

*RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund merged into RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund
on March 17, 2006.
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (6/1/2001)
Accumulation unit value at beginning
  of period                               $  0.91  $  0.81  $  0.57  $  0.94  $  1.00       --       --       --       --       --
Accumulation unit value at end of period  $  0.96  $  0.91  $  0.81  $  0.57  $  0.94       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            8,033    7,848    6,807    4,352    1,279       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
18  IDS LIFE OF NEW YORK EMPLOYEE BENEFIT ANNUITY - 2005 ANNUAL REPORT
--------------------------------------------------------------------------------

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS

IDS LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying Balance Sheets of IDS Life Insurance Company of New York (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2005 and 2004, and the related Statements of Income, Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of IDS Life Insurance Company of New York's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Life Insurance Company of New York at December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the Financial Statements, in 2004 IDS Life Insurance Company of New York adopted the provisions of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts."

As discussed in Note 1, retained earnings for the beginning of 2003 has been restated to correct the accounting for deferred taxes as of that date.


                                                      /s/ Ernst & Young LLP
                                                      ---------------------
                                                          Ernst & Young LLP

Minneapolis, Minnesota

February 27, 2006

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

BALANCE SHEETS

DECEMBER 31, (THOUSANDS, EXCEPT SHARE DATA)                                                               2005            2004
ASSETS

Investments:
Available-for-Sale:
   Fixed maturities, at fair value (amortized cost: 2005, $1,345,119; 2004, $1,346,261)             $1,347,418      $1,398,741
   Preferred and common stocks, at fair value (cost: 2005, $0; 2004, $2,000)                                --           2,082
Mortgage loans on real estate, at cost (less allowance for loan losses: 2005 and 2004, $2,297)         168,876         166,218
Policy loans                                                                                            31,274          30,550
Trading securities and other investments                                                                    12              30
------------------------------------------------------------------------------------------------------------------------------
      Total investments                                                                              1,547,580       1,597,621

Cash and cash equivalents                                                                               28,241          25,176
Reinsurance recoverables                                                                                36,885          31,006
Amounts due from brokers                                                                                    65               9
Other accounts receivable                                                                                3,486           2,740
Accrued investment income                                                                               16,839          17,630
Deferred policy acquisition costs                                                                      210,284         190,548
Deferred sales inducement costs                                                                          9,562           6,186
Other assets                                                                                             5,685           5,543
Separate account assets                                                                              1,955,133       1,681,670
------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                                  $3,813,760      $3,558,129
==============================================================================================================================

LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
Future policy benefits:
   Fixed annuities                                                                                  $1,126,367      $1,137,105
   Variable annuity guarantees                                                                             921           1,565
   Universal life insurance                                                                            187,589         183,305
   Traditional life insurance                                                                           20,973          20,256
   Disability income and long-term care insurance                                                      122,476         110,536
Policy claims and other policyholders' funds                                                             6,796           5,600
Deferred income taxes, net (as restated for 2004, see Note 1)                                           18,776          24,267
Other liabilities                                                                                        8,410          13,000
Separate account liabilities                                                                         1,955,133       1,681,670
------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                              3,447,441       3,177,304
------------------------------------------------------------------------------------------------------------------------------

Stockholder's equity:
   Capital stock, $10 par value; 200,000 shares authorized, issued and outstanding                       2,000           2,000
   Additional paid-in capital                                                                           49,000          49,000
   Retained earnings (as restated for 2004, see Note 1)                                                314,519         299,846
   Accumulated other comprehensive income, net of tax:
      Net unrealized securities gains                                                                      800          29,979
------------------------------------------------------------------------------------------------------------------------------
      Total stockholder's equity                                                                       366,319         380,825
------------------------------------------------------------------------------------------------------------------------------

Total liabilities and stockholder's equity                                                          $3,813,760      $3,558,129
==============================================================================================================================

See accompanying Notes to Financial Statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

STATEMENTS OF INCOME

YEARS ENDED DECEMBER 31, (THOUSANDS)                                     2005            2004            2003
REVENUES

Premiums:
   Traditional life insurance                                       $   4,397       $   4,072       $   3,825
   Disability income and long-term care insurance                      17,696          17,643          17,873
--------------------------------------------------------------------------------------------------------------
      Total premiums                                                   22,093          21,715          21,698
Net investment income                                                  88,729          86,035          87,117
Contractholder and policyholder charges                                32,756          31,519          29,729
Mortality and expense risk and other fees                              23,369          20,605          14,326
Net realized gain (loss) on investments                                 7,250             575            (338)
--------------------------------------------------------------------------------------------------------------
      Total revenues                                                  174,197         160,449         152,532
--------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES

Death and other benefits:
   Traditional life insurance                                           2,845           2,693           3,812
   Investment contracts and universal life-type insurance               8,931          11,541          11,885
   Disability income and long-term care insurance                       6,009           5,264           3,598
(Decrease) increase in liabilities for future policy benefits:
   Traditional life insurance                                            (404)           (556)           (704)
   Disability income and long-term care insurance                       8,064           8,897          10,401
Interest credited to account values                                    51,202          48,403          51,823
Amortization of deferred policy acquisition costs                      16,014          10,489           8,479
Separation costs                                                        3,915              --              --
Other insurance and operating expenses                                 23,180          17,862          17,024
--------------------------------------------------------------------------------------------------------------
      Total benefits and expenses                                     119,756         104,593         106,318
--------------------------------------------------------------------------------------------------------------
Income before income tax provision and accounting change               54,441          55,856          46,214
Income tax provision                                                   17,268          18,113          15,286
--------------------------------------------------------------------------------------------------------------
Income before accounting change                                        37,173          37,743          30,928
Cumulative effect of accounting change, net of tax                         --          (2,725)             --
--------------------------------------------------------------------------------------------------------------
Net income                                                          $  37,173       $  35,018       $  30,928
==============================================================================================================

See accompanying Notes to Financial Statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, (THOUSANDS)                                 2005            2004            2003
CASH FLOWS FROM OPERATING ACTIVITIES

Net income                                                      $  37,173       $  35,018       $  30,928
Adjustments to reconcile net income to net cash provided
 by operating activities:
   Cumulative effect of accounting change, net of tax                  --           2,725              --
   Amortization of deferred policy acquisition costs               16,014          10,489           8,479
   Amortization of deferred sales inducement costs                    788             892             633
   Capitalization of deferred policy acquisition costs            (30,570)        (23,802)        (23,927)
   Capitalization of deferred sales inducement costs               (3,791)         (1,752)         (2,213)
   Amortization of premium, net                                     2,545           2,236             808
   Deferred income taxes                                           10,222           4,050           3,870
   Policyholder and contractholder charges, non-cash              (14,565)        (14,266)        (14,352)
   Net realized (gain) loss on investments                         (7,250)           (575)            338
   Net realized gain on trading securities                             --              (1)             --
Change in operating assets and liabilities:
   Trading securities, net                                             18             (29)             --
   Future policy benefits for traditional life, disability
      income and long-term care insurance                          12,657          13,750          14,246
   Policy claims and other policyholder's funds                     1,196             822           2,435
   Policy loans, excluding universal life-type insurance:
      Repayment                                                     2,266           2,494           2,566
      Issuance                                                     (2,792)         (2,554)         (2,230)
   Reinsurance recoverables                                        (5,879)         (6,827)         (4,112)
   Other accounts receivable                                         (746)           (609)           (555)
   Accrued investment income                                          791              25            (707)
   Other assets and liabilities, net                               (3,633)           (702)         (1,857)
----------------------------------------------------------------------------------------------------------
      Net cash provided by operating activities                    14,444          21,384          14,350
----------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES

Available-for-Sale securities:
   Sales                                                          159,378          92,583         488,168
   Maturities, sinking fund payments and calls                    135,670         128,099         139,530
   Purchases                                                     (287,197)       (278,401)       (718,910)
Other investments, excluding policy loans:
   Sales, maturities, sinking fund payments and calls              16,701          31,508          24,184
   Purchases                                                      (19,361)        (40,402)        (70,848)
   Change in amounts due to and from brokers, net                     (56)              3             (12)
----------------------------------------------------------------------------------------------------------
      Net cash provided by (used in) investing activities           5,135         (66,610)       (137,888)
----------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES

Activity related to investment contracts and
  universal life-type insurance:
   Considerations received                                         75,403         111,916         141,822
   Interest credited to account values                             51,202          48,403          51,823
   Surrenders and other benefits                                 (120,421)        (81,182)        (61,174)
Universal life-type insurance policy loans:
   Repayment                                                        5,030           4,735           4,484
   Issuance                                                        (5,228)         (5,585)         (3,908)
Cash dividends to IDS Life Insurance Company                      (22,500)        (21,500)        (20,000)
----------------------------------------------------------------------------------------------------------
      Net cash (used in) provided by financing activities         (16,514)         56,787         113,047
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash and cash equivalents                3,065          11,561         (10,491)
Cash and cash equivalents at beginning of year                     25,176          13,615          24,106
----------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of year                        $  28,241       $  25,176       $  13,615
==========================================================================================================

Supplemental disclosures:
   Income taxes paid                                            $  12,132       $  12,378       $  12,340
   Interest paid on borrowings                                          8              --             108

See accompanying Notes to Financial Statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                                           ADDITIONAL              ACCUMULATED OTHER
                                                                              CAPITAL       PAID-IN      RETAINED    COMPREHENSIVE
FOR THE THREE YEARS ENDED DECEMBER 31, 2005 (THOUSANDS)        TOTAL           STOCK        CAPITAL      EARNINGS       INCOME
------------------------------------------------------------------------------------------------------------------------------------
Balances at December 31, 2002 as previously reported          $381,855         $2,000       $49,000      $295,714      $35,141
Deferred tax adjustment (Note 1)                               (20,314)                                   (20,314)
                                                              ----------------------------------------------------------------------
Balances at December 31, 2002, as restated                     361,541          2,000        49,000       275,400       35,141
Comprehensive income:
   Net income                                                   30,928                                     30,928
   Change in unrealized holding gains on securities, net        (3,912)                                                 (3,912)
                                                              ---------
   Total comprehensive income                                   27,016
Cash dividends                                                 (20,000)                                   (20,000)
------------------------------------------------------------------------------------------------------------------------------------

Balances at December 31, 2003, as restated                     368,557          2,000        49,000       286,328       31,229
Comprehensive income:
   Net income                                                   35,018                                     35,018
   Change in unrealized holding gains on securities, net        (1,250)                                                 (1,250)
                                                              ---------
   Total comprehensive income                                   33,768
Cash dividends                                                 (21,500)                                   (21,500)
------------------------------------------------------------------------------------------------------------------------------------

Balances at December 31, 2004, as restated                     380,825          2,000        49,000       299,846       29,979
Comprehensive income:
   Net income                                                   37,173                                     37,173
   Change in unrealized holding gains on securities, net       (29,179)                                                (29,179)
                                                              ---------
   Total comprehensive income                                    7,994
Cash dividends                                                 (22,500)                                   (22,500)
------------------------------------------------------------------------------------------------------------------------------------
Balances at December 31, 2005                                 $366,319         $2,000       $49,000      $314,519      $   800
====================================================================================================================================

See accompanying Notes to Financial Statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. NATURE OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Business

IDS Life Insurance Company of New York (IDS Life of New York) is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York and North Dakota. IDS Life of New York is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is domiciled in Minnesota. IDS Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). IDS Life of New York serves residents of the State of New York.

Prior to August 1, 2005, Ameriprise Financial was referred to as American Express Financial Corporation. On February 1, 2005 American Express Company (American Express) announced its intention to pursue the disposition of 100% of its shareholding in what is now Ameriprise Financial (the Separation) through a tax-free distribution to American Express shareholders. Effective as of the close of business on September 30, 2005, American Express completed the Separation and distribution of common shares to American Express shareholders (the Distribution). In connection with the Distribution, Ameriprise Financial entered into certain agreements with American Express to effect the separation of its business and to define the responsibility for obligations arising before and after the date of the Distribution, including, among others, obligations relating to transition services, taxes, and employees. IDS Life of New York was allocated certain separation and Distribution-related expenses incurred as a result of Ameriprise Financial becoming an independent company. Cumulatively, the expenses incurred and allocated to IDS Life of New York are significant to IDS Life of New York.

IDS Life of New York's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. IDS Life of New York's fixed deferred annuities guarantee a minimum interest rate during the accumulation period (the time before annuity payments begin). However, IDS Life of New York has the option of paying a higher rate set at its discretion. IDS Life of New York also offers variable annuities, including the RiverSource Retirement Advisor Advantage Plus(SM) Variable Annuity and the RiverSource Retirement Advisor Select Plus(SM) Variable Annuity. Life insurance products currently offered by IDS Life of New York include universal life (fixed and variable, single life and joint life) and term products. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. IDS Life of New York also markets disability income (DI) insurance. Although IDS Life of New York discontinued issuance of long-term care
(LTC) insurance at the end of 2002, IDS Life retains risk on a large block of existing contracts, most of which are 50% reinsured. In May 2003, IDS Life of New York began outsourcing claims administration on LTC.

Under IDS Life of New York's variable life and annuity products described above, the purchaser may choose among investment options that include IDS Life of New York's "general account" and separate account investment options. Separate account options include accounts investing in common stocks, bonds, managed funds and/or short-term securities.

Basis of Presentation

The accompanying Financial Statements have been prepared in conformity with United States generally accepted accounting principles (GAAP) which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance (IDS Life of New York's primary regulator), as reconciled in Note 12. Certain prior year amounts have been reclassified to conform to the current year's presentation. Additionally, IDS Life of New York recorded a $20.3 million adjustment to decrease December 31, 2002 retained earnings. The adjustment resulted from a detailed review of the deferred tax asset and liability accounts whereby it was determined that IDS Life of New York did not give proper consideration to all temporary differences, which increased the previously reported balance for deferred income taxes, net and decreased the previously reported balance for retained earnings as of December 31, 2004. The transactions that gave rise to the temporary differences primarily occurred in 2001 and prior years. Accordingly, this restatement has no effect on the reported results of operations for 2004 and 2003.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

BALANCE SHEET

INVESTMENTS

Investments consist of the following:

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value on the Balance Sheets with unrealized gains (losses) recorded in accumulated other comprehensive income (loss) within equity, net of income tax provision (benefit) and net of adjustments in asset and liability balances, such as deferred policy acquisition costs (DAC), to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet date. Gains and losses are recognized in results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include issuer downgrade, default or bankruptcy. IDS Life of New York also considers the extent to which amortized cost exceeds fair value, the duration of that difference, and management's judgment about the issuer's current and prospective financial condition, as well as its ability and intent to hold until recovery. Other-than-temporary impairment charges are recorded in net realized gains (losses) on investments within the Statements of Income. Fair value is generally based on quoted market prices.

Mortgage Loans on Real Estate, Net

Mortgage loans on real estate reflect principal amounts outstanding less allowance for mortgage loan losses. The allowance for mortgage loan losses is measured as the excess of the loan's recorded investment over the present value of its expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. Additionally, the level of the allowance for mortgage loan losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the allowance for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

IDS Life of New York generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy Loans

Policy loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

Trading Securities and Other Investments

Included in trading securities and other investments is separate account seed money. Separate account seed money is carried at fair market value with changes in value recognized in the Statements of Income within net investment income.

CASH AND CASH EQUIVALENTS

IDS Life of New York has defined cash equivalents to include highly liquid investments with original maturities of 90 days or less.

REINSURANCE

IDS Life of New York reinsures a portion of the insurance risks associated with its life and LTC insurance products through reinsurance agreements with unaffiliated insurance companies. Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. IDS Life of New York evaluates the financial condition of reinsurers to manage its exposure to significant losses from reinsurer insolvencies. IDS Life of New York remains primarily liable as the direct insurer on all risks reinsured.

Generally, IDS Life of New York reinsures 90% of the death benefit liability related to fixed and variable universal life and term life insurance products insuring a single life. IDS Life of New York began reinsuring risks at this level beginning in 2002 for term life insurance and 2003 for variable and universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. The maximum amount of life insurance risk retained by IDS Life of New York is $750,000 on any policy insuring a single life and $1.5 million on any flexible premium survivorship variable life policy. For existing LTC policies sold after 1995, IDS Life of New York retained 50% of the risk and the remaining 50% of the risk was ceded to General Electric Capital Assurance Company of New York. Risk on variable life and universal life policies is reinsured on a yearly renewable term basis. Risk on recent term life and LTC policies is reinsured on a coinsurance basis.

IDS Life of New York retains all risk for new claims on DI contracts. Risk is currently managed by limiting the amount of disability insurance written on any one individual. IDS Life of New York also retains all accidental death benefit and waiver of premium risk.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

DEFERRED POLICY ACQUISITION COSTS

DAC represents the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and life, DI and LTC insurance products. These costs are deferred to the extent they are recoverable from future profits. For annuity and insurance products, DAC is amortized over periods approximating the lives of the business, generally as a percentage of premiums or estimated gross profits or as a portion of product interest margins depending on the product's characteristics.

For IDS Life of New York's annuity and insurance products, the projections underlying the amortization of DAC require the use of certain assumptions, including interest margins, mortality and morbidity rates, persistency, maintenance expense levels and customer asset value growth rates for variable products. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. The rate is net of asset fees and anticipates a blend of equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as interest margin, mortality and morbidity rates, persistency and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an increase in DAC amortization expense while a decrease in amortization percentage will result in a decrease in DAC amortization expense. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

DEFERRED SALES INDUCEMENT COSTS

Deferred sales inducement costs (DSIC) consist of bonus interest credits and deposit credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. These costs were previously included in DAC and were reclassified as part of the adoption of the American Institute of Certified Public Accountants (AICPA) Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities are funds held for exclusive benefit of variable annuity contractholders and variable life insurance policyholders. IDS Life of New York receives mortality and expense risk and other fees, including payments from its affiliate, RiverSource Investments, LLC for providing certain sponsor and related servicing activity, which are based on asset levels, guaranteed minimum death benefit (GMDB) fees and cost of insurance charges from the related accounts. In addition, IDS Life of New York also receives marketing and administrative support payments from the affiliates of other companies' funds included as investment options in its variable annuity and variable life insurance products, which vary based on the level of variable assets.

IDS Life of New York provides contractual mortality assurances to variable annuity contractholders that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. IDS Life of New York makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. IDS Life of New York also guarantees that the rates at which administrative charges are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, IDS Life of New York guarantees that the rates at which insurance charges and administrative charges are deducted from contract funds will not exceed contractual maximums. IDS Life of New York also guarantees that death benefits will continue to be payable at the initial level regardless of investment performance so long as the minimum premium payments are made.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

LIABILITIES FOR FUTURE POLICY BENEFITS AND CLAIMS

Fixed Annuities and Variable Annuity Guarantees

Liabilities for fixed and variable deferred annuities are equal to accumulation values which are the cumulative gross deposits, credited interest and fund performance less withdrawals and mortality and expense risk charges.

The majority of the variable annuity contracts offered by IDS Life of New York contain GMDB provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. IDS Life of New York also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings. These are referred to as gain gross-up (GGU) benefits. In addition, IDS Life of New York offers contracts containing guaranteed minimum withdrawal benefit (GMWB) provisions.

Effective January 1, 2004, liabilities for these variable annuity death benefits have been established under SOP 03-1. Actuarial models to simulate various equity market scenarios are used to project these benefits and contract assessments and include making significant assumptions related to customer asset value growth rates, mortality, persistency and investment margins. These assumptions, as well as their periodic review by management, are consistent with those used for DAC purposes. Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. See the "Recently Issued Accounting Standards" section below and Note 4 for more information about these guaranteed benefits.

GMWB provisions are considered embedded derivatives under Statement of Financial Accounting Standards Board No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133) and, accordingly, are carried at fair value within future policy benefits for variable annuity guarantees on the Balance Sheets. The fair value of these embedded derivatives is based on the present value of future benefits less applicable fees charged for the provision. Changes in fair value are reflected in death and other benefits for investment contracts and universal life-type insurance within the Statements of Income.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2005, depending on year of issue, with an average rate of approximately 6.0%.

Life, Disability Income and Long-Term Care Policies

Liabilities for insurance claims that have been reported but have not yet been paid (unpaid claim liabilities) are equal to the death benefits payable under the policies. For DI and LTC claims, unpaid claim liabilities are equal to benefit amounts due and accrued including the expense of reviewing claims and making benefit payment determinations. Liabilities for claims that have been incurred but not reported are estimated based on periodic analysis of the actual lag between when a claim occurs and when it is reported. Where applicable, amounts recoverable from other insurers who share in the risk of the products offered (reinsurers) are separately recorded as receivables.

Liabilities for fixed and variable universal life insurance are equal to accumulation values which are the cumulative gross deposits, credited interest, and fund performance less withdrawals and mortality and expense risk charges. Liabilities for future benefits on term and whole life insurance are based on the net level premium method, using anticipated premium payments, mortality rates, policy persistency and interest rates earned on the assets supporting the liability. Anticipated mortality rates are based on established industry mortality tables, with modifications based on IDS Life of New York's experience. Anticipated policy premium payments and persistency rates vary by policy form, issue age and policy duration. Anticipated interest rates range from 4% to 10% at December 31, 2005, depending on policy form, issue year and policy duration. IDS Life of New York issues only non-participating life insurance policies, which do not pay dividends to policyholders from the insurers' earnings.

Liabilities for future policy benefits include both policy reserves and claim reserves on DI and LTC products. Policy reserves are the amounts needed to meet obligations for future claims and are based on the net level premium method, using anticipated premium payments and morbidity, mortality, policy persistency and discount rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for DI policies, occupation class. Anticipated discount rates for DI policy reserves are 7.5% at policy issue and grade to 5% over 5 years. Anticipated discount rates for LTC policy reserves are currently 6.0% at December 31, 2005 grading up to 8.9% over 29 years.

Claim reserves on DI and LTC products are the amounts needed to meet obligations for continuing claim payments on already incurred claims. Claim reserves are calculated based on claim continuance tables which estimate the likelihood that an individual will continue to be eligible for benefits and anticipated interest rates earned on assets supporting the reserves. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both DI and LTC range from 3.0% to 8.0% at December 31, 2005, with an average rate of approximately 4.9%.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

REVENUES AND EXPENSES

IDS Life of New York's principal sources of revenue include premium revenues, net investment income, contractholder and policyholder charges and mortality and expense risk and other fees.

Premium Revenues

Premium revenues include premiums on traditional life, DI and LTC insurance products. Such premiums are recognized as revenue when due.

Net Investment Income

Net investment income predominantly consists of interest income earned on fixed maturity securities classified as Available-for-Sale, mortgage loans on real estate and policy loans. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, excluding structured securities, and mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Contractholder and Policyholder Charges

Contractholder and policyholder charges include certain charges assessed on annuities and fixed and variable universal life insurance, such as cost of insurance and administrative and surrender charges. Cost of insurance charges on fixed and variable universal life insurance are recognized as revenue when earned, whereas contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

Mortality and Expense Risk and Other Fees

Mortality and expense risk and other fees include risk, management and administration fees, which are generated directly and indirectly from IDS Life of New York's separate account assets. IDS Life of New York's management and other fees are generally computed as a contractual rate based on the underlying asset values and are generally received monthly.

Net Realized Gain (Loss) on Investments

Realized gains and losses are recognized using the specific identification method, on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

Separation Costs

During 2005, Ameriprise Financial developed an allocation policy for separation costs resulting in the allocation of certain costs to IDS Life of New York that it considered to be a reasonable reflection of separation costs benefiting IDS Life of New York. Separation costs generally consist of allocated financial advisor and employee retention program costs, re-branding and marketing costs and costs to separate and reestablish technology platforms related to the separation and Distribution of Ameriprise Financial.

Income Taxes

IDS Life of New York's taxable income is included in the consolidated federal income tax return of American Express through September 30, 2005. IDS Life of New York's taxable income will be included with IDS Life in filing a separate consolidated life insurance company federal income tax return for five tax years following the Distribution including the period October 1, 2005 through December 31, 2005. IDS Life of New York provides for income taxes on a separate return basis, except that, under an agreement with IDS Life, a tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of IDS Life that IDS Life will reimburse subsidiaries for all tax benefits.

RECENTLY ISSUED ACCOUNTING STANDARDS

On November 3, 2005, the Financial Accounting Standards Board (FASB) issued FASB Staff Position (FSP) FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." FSP FAS 115-1 and FAS 124-1 address the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary and the measurement of loss. It also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. FSP FAS 115-1 and FAS 124-1 are effective for reporting periods beginning after December 15, 2005. IDS Life of New York anticipates the impact of FSP FAS 115-1 and FAS 124-1 on IDS Life of New York's results of operations and financial condition will not be material.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

In September 2005, the AICPA issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. IDS Life of New York is currently evaluating the impact of SOP 05-1 on IDS Life of New York's results of operations and financial condition.

In May 2005, the FASB issued SFAS 154, "Accounting Changes and Error Corrections" (SFAS 154). This statement replaces APB Opinion No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements" and changes the requirements for the accounting for and reporting of a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. IDS Life of New York does not anticipate SFAS 154 will materially impact its Financial Statements upon its adoption on January 1, 2006.

In June 2004, the FASB issued FSP No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments (SFAS No. 97), Permit or Require Accrual of an Unearned Revenue Liability" (FSP 97-1). The implementation of SOP 03-1 raised a question regarding the interpretation of the requirements of SFAS No. 97 concerning when it is appropriate to record an unearned revenue liability. FSP 97-1 clarifies that SFAS No. 97 is clear in its intent and language, and requires the recognition of an unearned revenue liability for amounts that have been assessed to compensate insurers for services to be performed over future periods. SOP 03-1 describes one situation, when assessments result in profits followed by losses, where an unearned revenue liability is required. SOP 03-1 does not amend SFAS No. 97 or limit the recognition of an unearned revenue liability to the situation described in SOP 03-1. The guidance in FSP 97-1 is effective for financial statements for fiscal periods beginning after June 18, 2004. The adoption of FSP 97-1 did not have a material impact on IDS Life of New York's results of operations or financial condition.

In July 2003, the AICPA issued SOP 03-1 effective for fiscal years beginning after December 15, 2003. SOP 03-1 provides guidance on separate account presentation and accounting for interests in separate accounts. Additionally, SOP 03-1 provides clarifying guidance as to the recognition of bonus interest and other sales inducement benefits and the presentation of any deferred amounts in the financial statements. Lastly, SOP 03-1 requires insurance enterprises to establish additional liabilities for benefits that may become payable under variable annuity death benefit guarantees or other insurance or annuity contract provisions. Where an additional liability is established, the recognition of this liability will then be considered in amortizing DAC and any DSIC associated with those insurance or annuity contracts.

The adoption of SOP 03-1 as of January 1, 2004, resulted in a cumulative effect of accounting change that reduced 2004 results by $2.7 million ($4.2 million pretax). The cumulative effect of accounting change consisted of: (i) $2.0 million pretax from establishing additional liabilities for certain variable annuity guaranteed benefits ($1.8 million) and from considering these liabilities in valuing DAC and DSIC associated with those contracts ($0.2 million) and (ii) $2.2 million pretax from establishing additional liabilities for certain variable universal life and single pay universal life insurance contracts under which contractual cost of insurance charges are expected to be less than future death benefits ($2.8 million) and from considering these liabilities in valuing DAC associated with those contracts ($0.6 million offset). Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. IDS Life of New York's accounting for separate accounts was already consistent with the provisions of SOP 03-1 and, therefore, there was no impact related to this requirement.

The AICPA released a series of technical practice aids (TPAs) in September 2004, which provide additional guidance related to, among other things, the definition of an insurance benefit feature and the definition of policy assessments in determining benefit liabilities, as described within SOP 03-1. The TPAs did not have a material effect on IDS Life of New York's calculation of liabilities that were recorded in the first quarter of 2004 upon adoption of SOP 03-1.

In January 2003, the FASB issued FASB Interpretation No. 46, "Consolidation of Variable Interest Entities," as revised (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs) and was subsequently revised in December 2003. The entities considered VIEs under FIN 46 include secured loan trusts (SLTs) for which IDS Life of New York had an 8% ownership interest in each of the two SLT structures. However, IDS Life of New York was not required to consolidate the SLTs as it is not the primary beneficiary. IDS Life of New York liquidated its interests in the SLTs during 2004 and 2005.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

2. INVESTMENTS

AVAILABLE-FOR-SALE SECURITIES

Available-for-Sale securities at December 31, 2005 are distributed by type as presented below:

---------------------------------------------------------------------------------------------------------
                                                                    GROSS        GROSS
                                                    AMORTIZED    UNREALIZED    UNREALIZED          FAIR
(THOUSANDS)                                            COST         GAINS        LOSSES           VALUE
---------------------------------------------------------------------------------------------------------
Fixed maturities:
   Corporate debt securities                       $  706,587      $12,328      $(10,116)      $  708,799
   Mortgage and other asset-backed securities         442,386        3,924        (5,731)         440,579
   Foreign corporate bonds and obligations            165,939        4,457        (2,598)         167,798
   U.S. Government and agencies obligations            17,999           63          (383)          17,679
   Foreign government bonds and obligations             6,212          566            (8)           6,770
   State and municipal obligations                      5,996           --          (203)           5,793
---------------------------------------------------------------------------------------------------------
Total fixed maturities                              1,345,119       21,338       (19,039)       1,347,418
---------------------------------------------------------------------------------------------------------
   Total                                           $1,345,119      $21,338      $(19,039)      $1,347,418
---------------------------------------------------------------------------------------------------------

Available-for-Sale securities at December 31, 2004 are distributed by type as presented below:

---------------------------------------------------------------------------------------------------------
                                                                   GROSS        GROSS
                                                   AMORTIZED     UNREALIZED   UNREALIZED         FAIR
(THOUSANDS)                                           COST         GAINS        LOSSES           VALUE
---------------------------------------------------------------------------------------------------------
Fixed maturities:
   Corporate debt securities                       $  712,769      $33,335      $(1,686)      $  744,418
   Mortgage and other asset-backed securities         393,336       11,098         (530)         403,904
   Foreign corporate bonds and obligations            169,472       10,939         (549)         179,862
   U.S. Government and agencies obligations            18,447          142          (40)          18,549
   Foreign government bonds and obligations             5,909          503          (43)           6,369
   State and municipal obligations                      5,995           28         (159)           5,864
   Structured investments(a)                           40,333           --         (558)          39,775
---------------------------------------------------------------------------------------------------------
Total fixed maturities                              1,346,261       56,045       (3,565)       1,398,741
Preferred and common stocks                             2,000           82           --            2,082
---------------------------------------------------------------------------------------------------------
   Total                                           $1,348,261      $56,127      $(3,565)      $1,400,823
---------------------------------------------------------------------------------------------------------

(a)   Includes unconsolidated collateralized debt obligations and SLTs.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

At December 31, 2005 and 2004, fixed maturity securities, excluding net unrealized appreciation and depreciation, comprised approximately 87% and 89% of IDS Life of New York's total investments, respectively. These securities are rated by Moody's Investors Service, Inc. (Moody's) and Standard & Poor's (S&P), except for approximately $52 million and $63 million of securities at December 31, 2005 and 2004, respectively, which are rated by RiverSource Investments, LLC's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade securities are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating is used. A summary by rating (excluding net unrealized appreciation and depreciation) on December 31 is as follows:

RATING                                                    2005             2004
--------------------------------------------------------------------------------
AAA                                                         36%              32%
AA                                                           6                3
A                                                           24               25
BBB                                                         27               31
Below investment grade                                       7                9
--------------------------------------------------------------------------------
   Total                                                   100%             100%
--------------------------------------------------------------------------------

At December 31, 2005 and 2004, approximately 36% and 51%, respectively, of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of stockholder's equity.

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005:

(THOUSANDS)                                      LESS THAN 12 MONTHS           12 MONTHS OR MORE                TOTAL
--------------------------------------------------------------------------------------------------------------------------------
                                                 FAIR         UNREALIZED        FAIR      UNREALIZED       FAIR       UNREALIZED
DESCRIPTION OF SECURITIES:                       VALUE          LOSSES          VALUE       LOSSES        VALUE          LOSSES
--------------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                       $342,160      $ (7,529)      $ 58,020      $(2,587)      $400,180      $(10,116)
Mortgage and other asset-backed securities       234,001        (4,409)        37,259       (1,322)       271,260        (5,731)
Foreign corporate bonds and obligations           59,315        (1,450)        25,266       (1,148)        84,581        (2,598)
U.S. Government and agencies obligations          17,194          (383)            --           --         17,194          (383)
Foreign government bonds and obligations             332            (8)            --           --            332            (8)
State and municipal obligations                    4,836          (158)           957          (45)         5,793          (203)
--------------------------------------------------------------------------------------------------------------------------------
   Total                                        $657,838      $(13,937)      $121,502      $(5,102)      $779,340      $(19,039)
--------------------------------------------------------------------------------------------------------------------------------

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004:

(THOUSANDS)                                      LESS THAN 12 MONTHS           12 MONTHS OR MORE                TOTAL
--------------------------------------------------------------------------------------------------------------------------------
                                                   FAIR      UNREALIZED       FAIR      UNREALIZED       FAIR       UNREALIZED
DESCRIPTION OF SECURITIES:                        VALUE        LOSSES        VALUE        LOSSES         VALUE         LOSSES
--------------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                       $110,355      $  (815)      $29,451      $  (871)      $139,806      $(1,686)
Mortgage and other asset-backed securities        43,776         (486)        5,607          (44)        49,383         (530)
Foreign corporate bonds                           29,093         (245)       21,196         (304)        50,289         (549)
U.S. Government and agencies obligations           4,944          (40)           --           --          4,944          (40)
Foreign government bonds and obligations              97           (3)          767          (40)           864          (43)
State and municipal obligations                       --           --         3,843         (159)         3,843         (159)
Structured investments                                --           --        17,165         (558)        17,165         (558)
--------------------------------------------------------------------------------------------------------------------------------
   Total                                        $188,265      $(1,589)      $78,029      $(1,976)      $266,294      $(3,565)
--------------------------------------------------------------------------------------------------------------------------------

In evaluating potential other-than-temporary impairments, IDS Life of New York considers the extent to which amortized costs exceeds fair value and the duration of that difference. A key metric in performing this evaluation is the ratio of fair value to amortized cost. The following table summarizes the unrealized losses by ratio of fair value to amortized cost as of December 31, 2005:

(MILLIONS, EXCEPT
NUMBER OF SECURITIES)         LESS THAN 12 MONTHS                  12 MONTHS OR MORE                       TOTAL
--------------------------------------------------------------------------------------------------------------------------------
RATIO OF                                          GROSS                             GROSS                              GROSS
FAIR VALUE TO             NUMBER OF             UNREALIZED  NUMBER OF             UNREALIZED  NUMBER OF              UNREALIZED
AMORTIZED COST           SECURITIES  FAIR VALUE   LOSSES   SECURITIES  FAIR VALUE   LOSSES   SECURITIES   FAIR VALUE   LOSSES
--------------------------------------------------------------------------------------------------------------------------------
95% - 100%                   252        $639       $(12)       43          $ 98      $(4)       295          $ 737      $(16)
90% - 95%                     21          16         (1)       10            22       (1)        31             38        (2)
80% - 90%                      2           3         (1)        2             1       --          4              4        (1)
--------------------------------------------------------------------------------------------------------------------------------
   Total                     275        $658       $(14)       55          $121      $(5)       330          $ 779      $(19)
--------------------------------------------------------------------------------------------------------------------------------

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

A majority of the gross unrealized losses related to corporate debt securities and substantially all of the gross unrealized losses related to mortgage and other asset-backed securities are attributable to changes in interest rates. A portion of the gross unrealized losses particularly related to corporate debt securities is also attributed to credit spreads and specific issuer credit events. As noted in the table above, a significant portion of the unrealized loss relates to securities that have a fair value to amortized cost ratio of 95% or above resulting in an overall 98% ratio of fair value to amortized cost for all securities with an unrealized loss. From an overall perspective, the gross unrealized losses are not concentrated in any individual industries or with any individual securities. The largest unrealized loss associated with an individual issuer, excluding GNMA, FNMA and FHLMC mortgage-backed securities, is $0.5 million. The securities related to this issuer have a fair value to amortized cost ratio of 95% or above and have been in an unrealized loss position for 12 months or more.

IDS Life of New York monitors the investments and metrics discussed previously on a quarterly basis to identify and evaluate investments that have indications of possible other-than-temporary impairment. See the Investments section of Note 1 for information regarding IDS Life of New York's policy for determining when an investment's decline in value is other-than-temporary. As stated earlier, IDS Life of New York's ongoing monitoring process has revealed that a significant portion of the gross unrealized losses on its Available-for-Sale securities are attributable to changes in interest rates. Additionally, IDS Life of New York has the ability and intent to hold these securities for a time sufficient to recover its amortized cost and has, therefore, concluded that none are other-than-temporarily impaired at December 31, 2005.

The change in net unrealized securities gains (losses) recognized in accumulated other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in market value of securities that were held during the period (holding gains (losses)), (ii) gains (losses) that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification of realized (gains) losses) and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC and annuity liabilities to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents these components of other comprehensive income, net of tax:

(THOUSANDS)                                                                                  2005         2004           2003
-------------------------------------------------------------------------------------------------------------------------------
Holding (losses) gains, net of tax of $15,053, $818, and $1,742, respectively             $(27,956)      $ 1,519       $(3,235)
Reclassification of realized gains, net of tax of $2,539, $641, and $0, respectively        (4,715)       (1,191)           (1)
DAC, net of tax of $1,813, $487 and $365, respectively                                       3,367          (905)         (676)
DSIC, net of tax of $131, $137, and $0, respectively                                           242          (254)           --
Fixed annuity liabilities, net of tax of $63, $226, and $0, respectively                      (117)         (419)           --
-------------------------------------------------------------------------------------------------------------------------------
Net unrealized securities losses                                                          $(29,179)      $(1,250)      $(3,912)
-------------------------------------------------------------------------------------------------------------------------------

The following is a distribution of Available-for-Sale securities by maturity as of December 31, 2005:

                                                     AMORTIZED           FAIR
(THOUSANDS)                                            COST              VALUE
--------------------------------------------------------------------------------
Due within 1 year                                    $   18,704       $   18,862
Due after 1 through 5 years                             193,723          195,910
Due after 5 through 10 years                            631,312          630,491
Due after 10 years                                       58,994           61,576
--------------------------------------------------------------------------------
                                                        902,733          906,839
Mortgage and other asset-backed securities              442,386          440,579
--------------------------------------------------------------------------------
Total                                                $1,345,119       $1,347,418
--------------------------------------------------------------------------------

The expected payments on mortgage and other asset-backed securities may not coincide with their contractual maturities. As such, these securities were not included in the maturities distribution.

The table below includes sales, maturities, and purchases of investments classified as Available-for-Sale for the years ended December 31:

(THOUSANDS)                                                2005            2004         2003
----------------------------------------------------------------------------------------------
Sales                                                    $159,378       $ 92,583      $488,168
Maturities, sinking fund payments and calls              $135,670       $128,099      $139,530
Purchases                                                $287,197       $278,401      $718,910
----------------------------------------------------------------------------------------------

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Included in net realized gains and losses were gross realized gains and losses on sales of securities, as well as other-than-temporary losses on investments, classified as Available-for-Sale, using the specific identification method, as noted in the following table for the years ended December 31:

(THOUSANDS)                                  2005          2004           2003
--------------------------------------------------------------------------------
Gross realized gains from sales            $ 8,949       $ 2,224       $ 15,397
Gross realized losses from sales           $(1,068)      $  (392)      $ (8,271)
Other-than-temporary impairments           $  (627)      $    --       $ (7,125)
--------------------------------------------------------------------------------

The $0.6 million of other-than-temporary impairments in 2005 primarily relate to corporate debt securities within the auto industry which were downgraded in 2005 and subsequently deteriorated throughout the year in terms of their fair value to amortized cost ratio. The $7.1 million of other-than-temporary impairments in 2003 consisted of $5.9 million related to corporate debt securities and $1.2 million related to IDS Life of New York's interests in a collateralized debt obligations (CDO) securitization trust which was sold in 2005 as discussed below. The other-than-temporary impairments related to corporate debt securities primarily resulted from continued operating difficulties and bankruptcies of certain large airline carriers and the related overall impact on the airline industry. The other-than-temporary impairments related to IDS Life of New York's interests in the CDO securitization trust primarily resulted from defaults associated with a specific CDO within the securitization trust.

During the second quarter of 2005, IDS Life of New York sold all of its retained interest in the CDO-related securitization trust and realized a net pretax gain of $1.3 million. The carrying value of this retained interest was $17.2 million at December 31, 2004, of which $12.7 million was considered investment grade.

At December 31, 2005 and 2004, bonds carried at $290 thousand and $293 thousand, respectively were on deposit with various states as required by law.

MORTGAGE LOANS ON REAL ESTATE AND SYNDICATED LOANS, NET

The following is a summary of mortgage loans on real estate and syndicated loans at December 31:

(THOUSANDS)                                                2005            2004
---------------------------------------------------------------------------------
Mortgage loans on real estate                            $171,173       $168,515
Less: allowance for loan losses                            (2,297)        (2,297)
---------------------------------------------------------------------------------
Net mortgage loans                                       $168,876       $166,218
---------------------------------------------------------------------------------

Mortgage loans are first mortgages on real estate. IDS Life of New York holds the mortgage documents, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Mortgage loan fundings are restricted by state insurance regulatory authorities to 80% or less of the market value of the real estate at the time of origination of the loan. Commitments to fund mortgages are made in the ordinary course of business. The estimated fair value of the mortgage commitments as of December 31, 2005 and 2004 was not material.

At December 31, 2005 and 2004, IDS Life of New York's recorded investment in impaired mortgage loans on real estate was $2.2 million and nil, respectively, with related allowances for mortgage loan losses of $500 thousand and nil, respectively. During 2005 and 2004, the average recorded investment in impaired mortgage loans on real estate was $165 thousand and nil, respectively. IDS Life of New York recognized nil of interest income related to impaired mortgage loans on real estate for the years ended December 31, 2005, 2004 and 2003.

The balances of and changes in the total allowance for mortgage loan losses as of and for the years ended December 31, are as follows:

(THOUSANDS)                                      2005         2004         2003
--------------------------------------------------------------------------------
Balance, beginning of year                      $2,297       $1,498       $1,157
Provision for mortgage loan losses                  --          799          341
--------------------------------------------------------------------------------
Balance, end of year                            $2,297       $2,297       $1,498
--------------------------------------------------------------------------------

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by region at December 31 were:

(THOUSANDS)                                     2005                          2004
---------------------------------------------------------------------------------------------
                                     ON BALANCE     FUNDING       ON BALANCE        FUNDING
REGION                                 SHEET       COMMITMENTS        SHEET       COMMITMENTS
---------------------------------------------------------------------------------------------
East North Central                   $  45,488       $     --      $  42,084       $    --
Mountain                                29,091             --         32,093            --
South Atlantic                          24,677             --         18,637            --
Middle Atlantic                         22,396             --         21,738            --
Pacific                                 22,389             --         20,527            --
New England                             10,178             --         10,496            --
West North Central                       8,537             --         12,728            --
East South Central                       6,717          1,800          6,338            --
West South Central                       1,700          2,800          3,874            --
---------------------------------------------------------------------------------------------
                                       171,173          4,600        168,515            --
Less: allowance for loan losses         (2,297)            --         (2,297)           --
---------------------------------------------------------------------------------------------
   Total                             $ 168,876       $  4,600      $ 166,218       $    --
---------------------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by property type at December 31 were:

(THOUSANDS)                                      2005                        2004
---------------------------------------------------------------------------------------------
                                     ON BALANCE      FUNDING      ON BALANCE        FUNDING
PROPERTY TYPE                           SHEET      COMMITMENTS       SHEET        COMMITMENTS
---------------------------------------------------------------------------------------------
Department/retail stores             $  51,585       $     --      $  48,035       $     --
Office buildings                        38,261          2,800         42,695             --
Apartments                              33,052          1,800         34,608             --
Industrial buildings                    30,543             --         25,880             --
Medical buildings                        6,552             --          6,799             --
Hotels/motels                            5,338             --          5,516             --
Mixed use                                1,314             --          1,355             --
Other                                    4,528             --          3,627             --
---------------------------------------------------------------------------------------------
                                       171,173          4,600        168,515             --
Less: allowance for loan losses         (2,297)            --         (2,297)            --
---------------------------------------------------------------------------------------------
Total                                $ 168,876       $  4,600      $ 166,218       $     --
---------------------------------------------------------------------------------------------

SOURCES OF INVESTMENT INCOME AND REALIZED GAINS (LOSSES) ON INVESTMENTS

Net investment income for the years ended December 31 is summarized as follows:

(THOUSANDS)                                                2005            2004         2003
----------------------------------------------------------------------------------------------
Income on fixed maturities                                $74,633        $73,139       $76,491
Income on mortgage loans on real estate                    10,457         10,535         8,830
Trading securities and other investments                    4,468          3,850         3,272
----------------------------------------------------------------------------------------------
                                                           89,558         87,524        88,593
Less: investment expenses                                     829          1,489         1,476
----------------------------------------------------------------------------------------------
   Total                                                  $88,729        $86,035       $87,117
----------------------------------------------------------------------------------------------

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

(THOUSANDS)                                                2005            2004         2003
-----------------------------------------------------------------------------------------------
Fixed maturities                                           $7,254        $ 1,832         $   1
Mortgage loans on real estate                                  (4)        (1,256)         (341)
Trading securities and other investments                       --             (1)            2
-----------------------------------------------------------------------------------------------
   Total                                                   $7,250        $   575         $(338)
-----------------------------------------------------------------------------------------------

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

3. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The balances of and changes in DAC as of and for the years ended December 31, were:

(THOUSANDS)                                                                                  2005            2004           2003
------------------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                                $ 190,548       $ 178,641       $ 164,234
Impact of SOP 03-1                                                                               --             (14)             --
Capitalization of acquisition costs                                                          30,570          23,802          23,927
Amortization, excluding impact of changes in assumptions                                    (19,314)        (12,689)        (14,979)
Amortization, impact of annual third quarter changes in DAC-related assumptions               3,300           2,200           6,500
Impact of changes in net unrealized securities losses (gains)                                 5,180          (1,392)         (1,041)
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                                      $ 210,284       $ 190,548       $ 178,641
------------------------------------------------------------------------------------------------------------------------------------

The balances of and changes in DSIC as of and for the years ended December 31, were:

(THOUSANDS)                                                                                    2005            2004            2003
------------------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                                $   6,186       $   5,717       $   4,137
Capitalization of sales inducements                                                           3,791           1,752           2,213
Amortization                                                                                   (788)           (892)           (633)
Impact of changes in net unrealized securities losses (gains)                                   373            (391)             --
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                                      $   9,562       $   6,186       $   5,717
------------------------------------------------------------------------------------------------------------------------------------

4. VARIABLE ANNUITY GUARANTEES

This note discusses variable annuity guarantees for which liabilities are established under SOP 03-1, specifically GMDB and GGU. See Note 9 for more information about guarantees for which liabilities are established under SFAS 133, specifically GMWB.

The majority of the variable annuity contracts offered by IDS Life of New York contain GMDB provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. IDS Life of New York also offers GGU provisions on variable annuities with death benefit provisions. IDS Life of New York has established additional liabilities for these variable annuity death benefits provisions.

The variable annuity death benefit liability is determined each period by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

The majority of the GMDB contracts provide for six year reset contract values. In determining the additional liabilities for variable annuity death benefits, IDS Life of New York projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review, and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

The following provides summary information related to variable annuity contracts for which IDS Life of New York has established additional liabilities for death benefits as of December 31:

------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY GMDB AND GGU BY BENEFIT TYPE
(DOLLARS IN THOUSANDS)                                                                           2005             2004
------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for Return of Premium  Total Contract Value                     $  309,173      $   77,607
                                                     Contract Value in Separate Accounts      $  269,427      $   51,031
                                                     Net Amount at Risk*                      $      407      $      733
                                                     Weighted Average Attained Age                    59              58
------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for Six Year Reset     Total Contract Value                     $1,545,792      $1,621,400
                                                     Contract Value in Separate Accounts      $1,263,467      $1,325,691
                                                     Net Amount at Risk*                      $   47,919      $   73,753
                                                     Weighted Average Attained Age                    60              60
------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for One Year Ratchet   Total Contract Value                     $  120,887      $   66,339
                                                     Contract Value in Separate Accounts      $  109,223      $   56,095
                                                     Net Amount at Risk*                      $       26      $       --
                                                     Weighted Average Attained Age                    59              57
-----------------------------------------------------------------------------------------------------------------------
Contracts with Other GMDB                            Total Contract Value                     $   32,924      $    3,004
                                                     Contract Value in Separate Accounts      $   30,971      $    1,318
                                                     Net Amount at Risk*                      $       12      $       --
                                                     Weighted Average Attained Age                    56              64
------------------------------------------------------------------------------------------------------------------------
Contracts with GGU Death Benefit                     Total Contract Value                     $       67      $       41
                                                     Contract Value in Separate Accounts      $       67      $       41
                                                     Net Amount at Risk*                      $       --      $       .1
                                                     Weighted Average Attained Age                    47              --
------------------------------------------------------------------------------------------------------------------------

* Represents current death benefit less total contract value for GMDB and amount of gross up for GGU, and assumes the actuarially remote scenario that all claims become payable on the same day.

-------------------------------------------------------------------------------------------------------------------------
ADDITIONAL LIABILITIES AND INCURRED BENEFITS                                                                   GMDB & GGU
-------------------------------------------------------------------------------------------------------------------------
For the year ended December 31, 2005                 Liability balance at January 1                               $1,565
                                                     Reported claims                                              $  741
                                                     Liability balance at December 31                             $  744
                                                     Incurred claims (reported + change in liability)             $  (80)
------------------------------------------------------------------------------------------------------------------------

The additional liabilities for guaranteed benefits established under SOP 03-1 are supported by general account assets. Changes in these liabilities are included in death and other benefits in the Statements of Income.

Contract values in separate accounts were invested in various equity, bond and other funds as directed by the contractholder. No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

5. INCOME TAXES

IDS Life of New York qualifies as a life insurance company for federal income tax purposes. As such, IDS Life of New York is subject to the Internal Revenue Code provisions applicable to life insurance companies.

Provisions for income taxes were:

(THOUSANDS)                                                2005            2004         2003
----------------------------------------------------------------------------------------------
Federal income tax:
   Current                                                $ 5,610        $12,716       $10,056
   Deferred                                                10,222          4,050         3,870
----------------------------------------------------------------------------------------------
Total federal income taxes                                 15,832         16,766        13,926
State income taxes-current                                  1,436          1,347         1,360
----------------------------------------------------------------------------------------------
Income tax provision before accounting change             $17,268        $18,113       $15,286
----------------------------------------------------------------------------------------------

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

                                                           2005            2004           2003
----------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                 35.0%           35.0%          35.0%
Changes in taxes resulting from:
   Tax-exempt interest and dividend income                 (3.4)           (2.3)          (1.7)
   State income taxes, net of federal benefit               1.7             1.6            1.9
   Other, net                                              (1.6)           (1.9)          (2.1)
----------------------------------------------------------------------------------------------
Income tax provision before accounting change              31.7%           32.4%          33.1%
==============================================================================================

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for U.S. GAAP reporting versus income tax return purposes. The significant components of IDS Life of New York's deferred income tax assets and liabilities as of December 31, 2005 and 2004 are reflected in the following table:

(THOUSANDS)                                                     2005            2004
-------------------------------------------------------------------------------------
Deferred income tax assets:
   Policy reserves                                             $42,138        $38,872
   Other investments                                             2,095          9,087
   Other                                                         3,566            212
-------------------------------------------------------------------------------------
Total deferred income tax assets                                47,799         48,171
-------------------------------------------------------------------------------------

Deferred income tax liabilities:
   Deferred policy acquisition costs                            60,668         56,270
   Deferred taxes related to net securities unrealized gains       434         16,145
   Deferred compensation                                           745             --
   Other                                                         4,728             23
-------------------------------------------------------------------------------------
Total deferred income tax liabilities                           66,575         72,438
-------------------------------------------------------------------------------------
Deferred income tax liabilities, net                           $18,776        $24,267
-------------------------------------------------------------------------------------

A portion of IDS Life of New York's income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2005, IDS Life of New York had no balance in the policyholders' surplus account. The American Jobs Creation Act of 2004 which was enacted on October 22, 2004 provides a two-year suspension of the tax on policyholders' surplus account distributions. IDS Life of New York has made distributions of $798 thousand, which will not be subject to tax under the two-year suspension. Previously the policyholders' surplus account was only taxable if dividends to shareholders exceeded the shareholders' surplus account and/or IDS Life of New York is liquidated. Deferred taxes had not been previously established.

IDS Life of New York is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. Included in IDS Life of New York's deferred tax assets is a significant deferred tax asset relating to capital losses realized for tax return purposes and capital losses that have been recognized for financial statement purposes but not yet for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes. IDS Life of New York has $5.6 million in capital loss carryforwards that expire December 31, 2009. The deferred tax benefit of these capital loss carryforwards is reflected in the other investments deferred tax assets, net of other related items. Based on analysis of IDS Life of New York's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable IDS Life of New York to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2005 and 2004.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

As a result of the separation of Ameriprise Financial from American Express, IDS Life of New York will be required to file a short period income tax return through September 30, 2005 which will be included as part of the American Express consolidated income tax return for the year ended December 31, 2005. Additionally, IDS Life and subsidiaries will not be able to file a U.S. federal income tax return with other members of the Ameriprise Financial affiliated group for five tax years following the Distribution. Therefore, IDS Life of New York will also be required to file a separate short period tax return as part of an IDS Life consolidated life insurance company income tax return for the period October 1, 2005 through December 31, 2005.

The items comprising other comprehensive income in the Statements of Stockholder's Equity are presented net of the following income tax benefit amounts:

(THOUSANDS)                                                2005            2004         2003
----------------------------------------------------------------------------------------------
Net unrealized securities gains                           $15,711           $673        $2,107
----------------------------------------------------------------------------------------------
Net income tax benefit                                    $15,711           $673        $2,107
----------------------------------------------------------------------------------------------

6. STATUTORY CAPITAL AND SURPLUS

Dividends which exceed the lesser or ten percent of statutory surplus as of the immediately preceding year-end, or statutory net gain from operations for the immediately preceding calendar year would require pre-notification to the Department of Insurance of the State of New York. IDS Life of New York's statutory surplus, determined in accordance with accounting practices prescribed by the State of New York, aggregated $230.6 million and $225.0 million as of December 31, 2005 and 2004, respectively. Dividends in excess of $23.1 million in 2006 would be subject to the pre-notification requirement..

Statutory net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(THOUSANDS)                                                2005            2004         2003
----------------------------------------------------------------------------------------------
Statutory net income                                     $ 29,525       $ 34,718      $ 25,295
Statutory capital and surplus                             232,577        227,022       218,649

IDS Life of New York is subject to regulatory capital requirements. Actual capital, determined on a statutory basis, as of December 31, 2005 and 2004 was $246.0 million and $238.2 million, respectively. Actual capital, as defined by the National Association of Insurance Commissioners for purposes of meeting regulatory capital requirements, includes statutory capital and surplus, plus certain statutory valuation reserves. The regulatory capital requirement was $39.9 million and $44.1 million as of December 31, 2005 and 2004, respectively.

7. RELATED PARTY TRANSACTIONS

IDS Life of New York participates in the Ameriprise Financial Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Company contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. IDS Life of New York's share of the total net periodic pension cost was $68 thousand in 2005, $47 thousand in 2004, and $30 thousand in 2003.

IDS Life of New York also participates in the defined contribution pension plans of Ameriprise Financial which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2005, 2004 and 2003 were $186 thousand, $170 thousand and $145 thousand, respectively.

IDS Life of New York has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 2005, 2004, and 2003, which are calculated on the basis of commission earnings of the individual financial advisors, were $49 thousand, $148 thousand, and $468 thousand, respectively. Such costs are included in DAC.

Charges by IDS Life and Ameriprise Financial for use of joint facilities, technology support, marketing services and other services aggregated $25.2 million, $17.8 million, and $17.6 million for 2005, 2004 and 2003, respectively. Certain of these costs are included in DAC. Expenses allocated to IDS Life of New York may not be reflective of expenses that would have been incurred by IDS Life of New York on a stand-alone basis.

Included in other liabilities at December 31, 2005 and 2004 are $2.9 million and $2.6 million, respectively, payable to IDS Life for federal income taxes.

8. REINSURANCE

At December 31, 2005, 2004 and 2003, traditional life and universal life insurance in force aggregated $9.0 billion, $8.3 billion and $7.5 billion, respectively, of which $3.6 billion, $2.7 billion and $1.9 billion, was reinsured at the respective year ends. IDS Life of New York also reinsures a portion of the risks assumed under LTC policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $8.1 million, $7.3 million and $6.3 million and reinsurance recovered from reinsurers amounted to $2.8 million, $1.8 million and $131 thousand, for the years ended December 31, 2005, 2004 and 2003, respectively. Reinsurance contracts do not relieve IDS Life of New York from its primary obligation to policyholders. Life insurance in force is reported on a statutory basis.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

9. DERIVATIVE FINANCIAL INSTRUMENTS

Embedded Derivatives

Certain annuities contain GMWB provisions, which are considered embedded derivatives. The changes in fair value of the GMWB features are recognized in death and other benefits for investment contracts and universal life-type insurance. The fair value of the embedded options for GMWB is recognized in future policy benefits for variable annuity guarantees in the Balance Sheets. The total fair value of these instruments, was $177 thousand and nil at December 31, 2005 and 2004, respectively.

10. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table discloses fair value information for financial instruments. Certain items, such as life insurance obligations, employee benefit obligations, investments accounted for under the equity method, DAC and DSIC are not reflected in the table as they are not required to be disclosed in such table by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments." The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2005 and 2004 and require management judgment to estimate such values. These figures may not be indicative of future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of IDS Life of New York, therefore, cannot be estimated by aggregating the amounts presented herein. The following table discloses carrying value and fair value information for financial instruments at December 31:

                                                                          2005                           2004
------------------------------------------------------------------------------------------------------------------------
                                                              CARRYING           FAIR          CARRYING          FAIR
(THOUSANDS)                                                     VALUE            VALUE           VALUE           VALUE
------------------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
Assets for which carrying values approximate fair values      $   28,241      $   28,241      $   25,176      $   25,176
Available-for-Sale securities                                  1,347,418       1,347,418       1,400,823       1,400,823
Mortgage loans on real estate, net                               168,876         173,961         166,218         173,426
Policy loans                                                      31,274          31,274          30,550          30,550
Trading securities                                                    12              12              30              30
Separate account assets                                        1,955,133       1,955,133       1,681,670       1,681,670
Derivative financial instruments                                     137             137             137             137

FINANCIAL LIABILITIES
Fixed annuity reserves                                        $1,028,715      $  997,853      $1,039,735      $1,007,390
Separate account liabilities                                   1,686,819       1,620,876       1,448,609       1,396,660
------------------------------------------------------------------------------------------------------------------------

As of December 31, 2005 and 2004, the carrying and fair values of off-balance sheet financial instruments are not material. See Note 2 for carrying and fair value information regarding Available-for-Sale securities and mortgage loans on real estate (net of allowance for loan losses). The following methods were used to estimate the fair values of financial assets and financial liabilities:

FINANCIAL ASSETS

Assets for which carrying values approximate fair values include cash and cash equivalents. The carrying value approximates fair value due to the short-term nature of these instruments.

Available-for-Sale securities are carried at fair value in the Balance Sheets. Gains and losses are recognized in the results of operations upon disposition. In addition, impairment losses are recognized when management determines that a decline in value is other-than-temporary.

The fair value of mortgage loans on real estate, except those with significant credit deterioration, are estimated using discounted cash flow analysis, based on current interest rates for loans with similar terms to borrowers of similar credit quality. For loans with significant credit deterioration, fair values are based on estimates of future cash flows discounted at rates commensurate with the risk inherent in the revised cash flow projections, or for collateral dependent loans, on collateral values.

The fair value of policy loans approximates carrying value.

Trading securities are carried at fair value in the Balance Sheets with changes in fair value recognized in current period earnings.

Separate account assets are carried at fair value in the Balance Sheets.

Derivative financial instruments are carried at fair value within other assets or other liabilities. The fair value of the derivative financial instruments are determined using either market quotes or valuation models that are based upon the net present value of estimated future cash flows and incorporate current market data inputs.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

FINANCIAL LIABILITIES

Fair values of fixed annuities in deferral status are estimated as the accumulated value less applicable surrender charges. For annuities in payout status, fair value is estimated using discounted cash flows based on current interest rates. The fair value of these reserves excludes life insurance related elements of $97.7 million and $97.4 million as of December 31, 2005 and 2004, respectively. If the fair value of the fixed annuities were realized, the surrender charges received would be offset by the write off of the DAC and DSIC associated with the fixed annuities of $34.0 million and $37.0 million as of December 31, 2005 and 2004, respectively.

Fair values of separate account liabilities, excluding life insurance-related elements of $268.3 million and $233.1 million at December 31, 2005 and 2004, respectively, are estimated as the accumulated value less applicable surrender charges. If the fair value of the separate account liabilities were realized, the surrender charges received would be offset by the write off of the DAC and DSIC associated with separate account liabilities of $93.6 million and $80.6 million as of December 31, 2005 and 2004, respectively.

11. COMMITMENTS AND CONTINGENCIES

At December 31, 2005 and 2004, IDS Life of New York had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

The Securities and Exchange Commission, the National Association of Securities Dealers and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. IDS Life of New York has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

IDS Life of New York is involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. IDS Life of New York believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

The IRS routinely examines IDS Life of New York's federal income tax returns and recently completed its audit of IDS Life of New York for the 1993 through 1996 tax years. The IRS is currently conducting an audit of IDS Life of New York for the 1997 through 2002 tax years. Management does not believe there will be a material adverse effect on IDS Life of New York's financial condition or results of operations as a result of these audits.

12. STATUTORY INSURANCE ACCOUNTING PRACTICES

Reconciliations of net income for the years ended December 31 and stockholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

(THOUSANDS)                                                                2005           2004            2003
-----------------------------------------------------------------------------------------------------------------
Net income, per accompanying financial statements                      $  37,173       $  35,018       $  30,928
Deferred policy acquisition costs                                        (14,557)         (8,660)        (16,185)
Adjustments of future policy benefit liabilities                          (8,970)         (3,933)          5,849
Deferred income tax expense                                                6,205           4,050           3,870
Provision for losses on investments                                         (500)            800             341
Interest maintenance reserves gain/loss transfer and amortization         (3,779)           (453)         (5,343)
Adjustment to separate account reserves                                   12,396           4,221           6,779
Other, net                                                                 1,557           3,675            (944)
-----------------------------------------------------------------------------------------------------------------
Statutory-basis net income                                             $  29,525       $  34,718       $  25,295
-----------------------------------------------------------------------------------------------------------------

(THOUSANDS)                                                                2005            2004            2003
-----------------------------------------------------------------------------------------------------------------
Stockholder's equity, per accompanying financial statements            $ 366,319       $ 380,825       $ 368,557
Deferred policy acquisition costs                                       (210,284)       (190,548)       (178,641)
Deferred sales inducements                                                (9,562)         (6,186)         (5,716)
Adjustments of future policy benefit liabilities                          40,938          41,458          31,857
Deferred income tax liabilities                                           49,533          58,467          59,129
Asset valuation reserve                                                  (13,423)        (11,133)         (7,349)
Adjustments of separate account liabilities                               73,133          60,737          56,516
Adjustments of investments to amortized cost                              (2,299)        (52,563)        (52,048)
Premiums due, deferred and in advance                                        925           1,063           1,187
Deferred revenue liability                                                 4,242           4,457           4,584
Reserves for mortgage loan losses                                          1,798           2,298           1,498
Non-admitted assets                                                      (27,576)        (28,717)        (33,757)
Interest maintenance reserve                                              (8,953)         (5,459)         (5,007)
Reinsurance ceded reserves                                               (35,042)        (29,025)        (22,084)
Other, net                                                                 2,828           1,348             (77)
-----------------------------------------------------------------------------------------------------------------
Statutory-basis capital and surplus                                    $ 232,577       $ 227,022       $ 218,649
-----------------------------------------------------------------------------------------------------------------

RIVERSOURCE ANNUITIES(SM) [LOGO]

IDS Life Insurance Company of New York
20 Madison Ave. Extension
Albany, NY 12203
(800) 541-2251

S-6177 X (5/06)